UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05888
SMALLCAP World Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class A
| SMCWX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFAASRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fun
d
®
Class C
| SCWCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class T
| TSFFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 202
6. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-1
| SCWFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 54	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-2
| SMCFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund

(the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.77% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class F-3
| SFCWX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-A
| CSPAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 53	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-C
| CSPCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 91	1.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-E
| CSPEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 63	1.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-T
| TWSFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-1
| CSPFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-2
| FSWFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class 529-F-3
| FSFWX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-1
| RSLAX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 88	1.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2
| RSLBX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 88	1.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-2E
| RSEBX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 73	1.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-3
| RSLCX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 66	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-4
| RSLEX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 51	1.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5E
| RSLDX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-5
| RSLFX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 36	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-035-0526 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
SMALLCAP World Fund
®
Class R-6
| RLLGX
for the six months ended March 31, 2026
This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-035-0526 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

SMALLCAP World Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2026
Lit. No. MFGEFP2-035-0526 © 2026 Capital Group. All rights reserved.

Investment portfolio March 31, 2026unaudited

Common stocks 95.02%	Shares	Value (000)
Industrials 28.15%
Comfort Systems USA, Inc.	861,675	$1,188,241
Diploma PLC (a)	10,369,406	827,407
ATI, Inc. (b)	4,289,204	623,908
Bombardier, Inc., Class B (b)	3,198,237	565,617
Modine Manufacturing Co. (b)	2,203,225	477,461
Crane Co.	2,611,339	446,539
Arcosa, Inc. (a)	3,923,602	416,451
International Container Terminal Services, Inc.	34,119,756	391,285
FTAI Aviation, Ltd.	1,468,474	359,776
SPX Technologies, Inc. (b)	1,655,663	331,033
IMI PLC	9,508,385	324,164
Enpro, Inc. (a)	1,254,043	314,326
Babcock International Group PLC	20,032,933	308,579
Saia, Inc. (b)	845,308	296,940
VSE Corp. (a)	1,594,772	294,076
Federal Signal Corp.	2,625,238	283,893
Casella Waste Systems, Inc., Class A (b)	3,511,077	278,568
ESCO Technologies, Inc.	950,112	267,333
NICHIAS Corp. (a)(c)	14,068,200	260,734
BELIMO Holding AG	319,752	258,446
CSW Industrials, Inc. (a)	945,726	246,437
AZZ, Inc. (a)	1,929,959	241,496
Kadant, Inc. (a)	798,227	233,362
Cleanaway Waste Management, Ltd. (a)	147,062,903	232,730
Oshkosh Corp.	1,564,421	230,298
Moog, Inc., Class A	765,200	223,928
Howden Joinery Group PLC	20,700,860	219,908
Bloom Energy Corp., Class A (b)	1,616,379	219,003
XPO, Inc. (b)	1,105,506	215,076
SPIE SA	4,295,881	214,800
Everus Construction Group, Inc. (b)	1,728,923	204,117
Applied Industrial Technologies, Inc.	750,641	199,160
SWCC Corp. (a)(c)	2,465,858	197,455
UL Solutions, Inc., Class A	2,186,427	187,399
Addtech AB, Class B (c)	5,442,314	184,920
NKT AS (b)	1,406,169	184,215
Sterling Infrastructure, Inc. (b)	446,055	181,665
Core & Main, Inc., Class A (b)	3,596,547	177,669
Carel Industries SpA (a)(c)	6,907,990	177,079
SiteOne Landscape Supply, Inc. (b)	1,303,471	173,505
Sulzer AG (c)	797,149	166,934
Rumo SA	50,786,647	159,326
Alliance Laundry Holdings, Inc. (b)(c)	7,302,367	151,451
Robert Half, Inc. (a)	5,885,750	149,498
Weir Group PLC (The)	3,978,926	148,859
Japan Elevator Service Holdings Co., Ltd. (a)(c)	14,032,600	145,738
Adecco Group AG (c)	6,007,869	145,396
BayCurrent, Inc.	4,980,230	144,935
Simpson Manufacturing Co., Inc.	836,008	143,476
VAT Group AG	231,276	142,672
Nexans SA	1,051,370	142,257
Takasago Thermal Engineering Co., Ltd. (c)	5,106,724	141,072
Hub Group, Inc., Class A (a)	3,837,117	138,290
Kumagai Gumi Co., Ltd. (a)(c)	13,847,300	136,033
Copa Holdings SA, Class A	1,177,918	133,823
Cenergy Holdings SA	5,973,517	132,088
Enerpac Tool Group Corp., Class A (a)	3,605,977	131,510
Armstrong World Industries, Inc.	775,984	127,882
Lifco AB, Class B	4,195,000	126,217
AAR Corp. (b)	1,129,345	123,618
Astronics Corp. (b)	1,849,886	123,443
First Advantage Corp. (a)(b)	10,398,714	122,289
Advanced Drainage Systems, Inc.	884,282	121,262
Volution Group PLC (a)	15,855,357	120,609

1	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Alaska Air Group, Inc. (b)	3,231,662	$118,861
Hensoldt AG (c)	1,361,975	118,233
Perini Corp.	1,507,654	116,376
AQ Group AB (a)	5,757,339	114,238
Neway Valve (Suzhou) Co., Ltd., Class A	16,096,304	113,722
Montana Aerospace AG (a)(b)	3,458,664	113,536
Interpump Group SpA	2,973,288	113,349
Rosebank Industries PLC (b)	25,768,119	108,494
MDA Space, Ltd. (CAD denominated) (b)(c)	4,101,819	103,909
MDA Space, Ltd. (b)	144,000	3,646
Loar Holdings, Inc. (b)(c)	1,840,381	105,435
Badger Infrastructure Solutions, Ltd. (a)	2,357,852	105,155
AAON, Inc.	1,250,865	103,509
Qantas Airways, Ltd.	17,131,673	100,616
Matson, Inc.	608,678	99,787
Tetra Tech, Inc.	3,308,127	99,641
QinetiQ Group PLC	16,254,322	98,302
Masco Corp.	1,625,000	98,101
PFISTERER Holding SE (a)(b)	1,198,592	96,134
ICF International, Inc. (a)	1,470,825	96,030
Construction Partners, Inc., Class A (b)	856,696	95,196
Visional, Inc. (a)(b)(c)	2,118,746	94,739
Sinfonia Technology Co., Ltd. (c)	1,377,146	94,579
Cadre Holdings, Inc. (a)	3,021,453	92,698
Hammond Power Solutions, Inc., Class A (c)	730,120	92,043
KEI Industries, Ltd.	2,083,006	91,792
FTI Consulting, Inc. (b)	512,947	90,674
Meidensha Corp.	1,846,100	90,414
Karman Holdings, Inc. (b)(c)	1,094,536	87,618
Builders FirstSource, Inc. (b)	1,049,241	86,384
Chemring Group PLC	12,134,318	82,183
IMCD NV (c)	787,332	82,173
Graco, Inc.	954,000	80,756
Beijer Ref AB, Class B	5,863,091	80,576
Sany Heavy Equipment International Holdings Co., Ltd.	53,644,000	78,302
Shaily Engineering Plastics, Ltd. (a)	3,412,855	77,971
Grafton Group PLC	6,377,827	76,486
Trinity Industries, Inc.	2,342,621	75,386
Takuma Co., Ltd. (a)(c)	4,327,500	74,713
Watsco, Inc.	200,000	72,758
INVISIO Communications AB (a)(c)	2,638,610	72,707
AFRY AB, Class B	5,212,206	71,407
Instalco AB (a)	21,084,251	70,524
Flowserve Corp.	942,871	69,310
Kandenko Co., Ltd.	1,809,600	68,872
McGrath RentCorp	622,214	68,618
WESCO International, Inc.	249,081	68,154
dormakaba Holding AG	1,057,991	67,999
Valmet OYJ	2,374,697	67,717
Huber + Suhner AG	303,297	67,180
Mader Group, Ltd. (a)	12,090,174	65,742
Bravida Holding AB	6,136,260	64,673
Engcon AB, Class B (c)	9,370,843	64,590
Limbach Holdings, Inc. (a)(b)	823,702	64,290
CECO Environmental Corp. (b)	1,055,080	62,862
MYR Group, Inc. (b)	219,175	61,877
Inox Wind, Ltd. (b)	76,142,427	61,218
Terex Corp.	998,937	59,037
Standex International Corp.	221,786	56,524
Sankyu, Inc. (c)	1,001,800	55,754
Bilfinger SE	490,586	55,548
Localiza Rent a Car SA, ordinary nominative shares	5,904,337	53,551
Localiza Rent a Car SA	227,086	1,985
APi Group Corp. (b)	1,361,656	55,174
ESAB Corp.	549,710	53,135
Morgan Sindall Group PLC	952,222	52,307
Powell Industries, Inc.	95,847	51,861
Upwork, Inc. (b)	4,723,558	51,770

SMALLCAP World Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BWX Technologies, Inc.	250,845	$51,295
Leonardo DRS, Inc.	1,094,910	48,745
Sanki Engineering Co., Ltd.	1,068,900	46,323
RENK Group AG	772,710	45,266
EquipmentShare.com, Inc., Class A (b)(c)	2,080,792	42,386
Generac Holdings, Inc. (b)	207,989	40,627
R&S Group Holding AG (c)	1,548,736	40,469
Ventia Services Group Pty, Ltd.	10,875,736	39,468
Fluidra SA, non-registered shares	1,635,257	37,907
MSA Safety, Inc.	229,725	37,663
SATS, Ltd.	13,472,700	37,165
Richelieu Hardware, Ltd.	1,230,076	36,113
Beijer Alma AB, Class B	1,400,000	35,922
AirTAC International Group	1,133,661	35,899
Worthington Enterprises, Inc.	678,793	35,392
Firefly Aerospace, Inc. (b)(c)	1,205,209	34,312
Harbin Electric Co., Ltd., Class H	11,448,000	31,909
Boyd Group, Inc.	131,123	16,765
Boyd Group, Inc. (CAD denominated) (c)	118,270	15,099
Kingspan Group PLC	376,909	31,815
Arteche Lantegi Elkartea SA	1,052,793	30,515
FUJI Corp.	989,900	30,198
LISI SA	467,469	28,890
Tkms AG & Co. KGaA (b)	305,525	27,703
Grupa Pracuj SA	2,464,069	26,503
GEK TERNA Holdings SA	662,835	26,200
Willscot Holdings Corp., Class A	1,500,000	26,040
CAE, Inc. (b)	964,743	25,119
Indutrade AB	1,080,000	24,976
FLSmidth & Co. A/S, non-registered shares	326,752	24,826
Karnell Group AB (b)	3,739,000	24,374
Voyager Technologies, Inc., Class A (b)	1,033,158	24,166
Storskogen Group AB, Class B	25,765,022	24,109
Melrose Industries PLC	3,561,312	23,989
Einride AB (a)(b)(d)(e)	537,500	13,056
Einride AB (EUR denominated) (a)(b)(d)(e)	438,277	10,646
Porr AG	532,369	22,605
Arcadis NV, non-registered shares (c)	694,375	22,352
DO & CO AG, non-registered shares	103,203	19,599
Zehnder Group AG	232,223	19,272
Aequs, Ltd. (b)	14,835,600	19,265
Sunrun, Inc. (b)	1,200,000	16,272
MonotaRO Co., Ltd. (c)	1,511,100	16,245
Downer EDI, Ltd.	2,875,103	15,312
Zedcor, Inc. (b)(c)	4,298,000	15,047
easyJet PLC	3,000,000	13,909
LIG Nex1 Co., Ltd.	32,656	12,794
Motiva Infraestrutura de Mobilidade SA	3,863,390	11,792
Stratasys, Ltd. (b)	1,357,460	10,602
3D Systems Corp. (b)	5,208,333	9,792
Xometry, Inc., Class A (b)	233,629	9,541
Herc Holdings, Inc.	85,681	8,530
Impro Precision Industries, Ltd.	5,005,000	5,047
Voltronic Power Technology Corp.	137,000	3,160
		22,769,564

Financials 14.19%
National Bank of Greece SA	23,035,318	357,027
Essent Group, Ltd. (a)	5,196,102	303,660
360 ONE WAM, Ltd. (a)	28,444,417	287,771
RenaissanceRe Holdings, Ltd.	952,200	283,022
Paymentus Holdings, Inc., Class A (b)	11,034,196	280,269
Affirm Holdings, Inc., Class A (b)	6,002,479	275,034
Gunma Bank, Ltd. (The) (a)(c)	20,202,800	267,853
BNK Financial Group, Inc. (a)	20,791,215	244,165
Glacier Bancorp, Inc.	5,404,641	241,425

3	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
SouthState Bank Corp.	2,582,612	$238,943
Porto Seguro SA	24,351,345	237,456
JB Financial Group Co., Ltd. (a)	11,589,525	225,975
VZ Holding AG	1,148,148	218,099
Plus500, Ltd. (a)	3,557,678	192,067
Storebrand ASA	10,440,019	188,703
Wintrust Financial Corp.	1,334,466	185,411
First American Financial Corp.	3,036,248	183,055
IG Group Holdings PLC	9,064,546	170,972
StepStone Group, Inc., Class A	3,562,901	170,022
Stifel Financial Corp.	2,134,089	157,752
Marex Group PLC	3,488,093	155,499
AU Small Finance Bank, Ltd.	17,263,299	154,752
Manappuram Finance, Ltd. (a)	56,510,438	150,927
Vontobel Holding AG	1,690,538	146,693
Kyoto Financial Group, Inc. (c)	5,500,000	143,442
Home BancShares, Inc.	5,239,158	141,091
Max Financial Services, Ltd. (b)	8,692,157	137,277
GQG Partners, Inc. (CDI)	112,399,478	135,616
Victory Capital Holdings, Inc., Class A	1,996,309	130,718
Eurobank SA	31,418,721	126,153
Banca Generali SpA	2,097,044	125,044
Nova Ljubljanska Banka dd (GDR)	2,512,833	124,599
SiriusPoint, Ltd. (b)	5,680,193	122,351
Cholamandalam Investment and Finance Co., Ltd.	8,318,773	120,358
IIFL Finance, Ltd. (a)	25,643,895	118,004
First Interstate BancSystem, Inc., Class A	3,436,966	114,795
Nuvama Wealth Management, Ltd.	8,993,738	114,649
AUB Group, Ltd. (a)	6,654,579	112,601
HDFC Asset Management Co., Ltd.	4,557,712	110,366
Fifth Third Bancorp	2,330,915	108,294
Pluxee NV	8,627,432	105,702
Discovery, Ltd.	7,064,444	103,849
SLM Corp.	4,771,231	102,152
WisdomTree, Inc. (c)	6,811,059	99,169
Hokuhoku Financial Group, Inc. (c)	2,583,100	97,236
FirstCash Holdings, Inc.	508,060	95,515
Euronext NV	585,333	94,179
Lazard, Inc., Class A	2,182,474	92,711
Nordnet AB	2,810,653	91,350
Alpha Bank SA	24,000,000	89,163
Kinsale Capital Group, Inc.	257,620	88,018
EZCORP, Inc., Class A, nonvoting shares (b)	3,438,109	87,259
Goosehead Insurance, Inc., Class A (a)(b)	1,972,271	84,137
Home First Finance Company India, Ltd. (a)	8,339,518	81,845
Slide Insurance Holdings, Inc. (b)	4,483,180	80,697
East West Bancorp, Inc.	721,680	77,047
Asia Commercial Joint Stock Bank	79,461,623	71,634
City Union Bank, Ltd.	27,867,523	71,413
Antin Infrastructure Partners SA (c)	5,753,967	68,449
Accelerant Holdings, Class A (b)(c)	5,038,094	67,309
Baldwin Insurance Group, Inc. (The), Class A (b)	3,019,574	66,249
BSE, Ltd.	2,219,334	63,531
Janus Henderson Group PLC	1,200,041	61,646
Optima bank SA	6,079,764	60,554
Neptune Insurance Holdings, Inc. (b)	2,449,154	59,245
EFG International AG	2,750,000	58,484
Norion Bank AB (a)(b)	9,838,520	58,459
RBL Bank, Ltd.	18,803,279	58,443
Sprott, Inc.	408,763	58,333
flatexDEGIRO SE	1,639,373	55,948
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	54,310
Tikehau Capital SCA, non-registered shares (c)	2,861,823	53,744
Trupanion, Inc. (b)	2,090,480	53,537
Hamilton Lane, Inc., Class A	534,202	53,100
Stewart Information Services Corp.	858,416	52,861
Perella Weinberg Partners, Class A	2,602,595	47,263
Evercore, Inc., Class A	155,769	46,499

SMALLCAP World Fund	4

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banco del Bajio, SA	14,716,499	$45,653
L&T Finance, Ltd.	17,835,312	45,545
Edenred SA	2,250,169	44,802
NMI Holdings, Inc. (b)	1,150,000	43,137
Patria Investments, Ltd., Class A (c)	3,420,857	43,103
NCR Atleos Corp. (b)	978,077	42,625
Netwealth Group, Ltd.	2,751,773	42,090
Rasan Information Technology Co. (b)	1,162,791	42,056
Remitly Global, Inc. (b)	2,636,545	41,315
Moelis & Co., Class A	719,000	40,983
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	275,768	40,910
Capitec Bank Holdings, Ltd.	159,933	39,265
Towne Bank	1,110,044	37,375
Valiant Holding AG	165,250	36,875
Skyward Specialty Insurance Group, Inc. (b)	831,378	36,315
Aptus Value Housing Finance India, Ltd.	17,288,291	35,702
XP, Inc., Class A	1,867,000	35,548
Regional, SAB de CV, Class A	3,997,738	34,352
Qualitas Controladora, SAB de CV (c)	3,500,000	33,594
Roko AB, Class B (b)(c)	207,519	33,490
UP Fintech Holding, Ltd. (ADR) (b)	5,275,976	33,239
Swissquote Group Holding, Ltd.	66,940	33,006
OneMain Holdings, Inc.	580,545	31,053
Columbia Banking System, Inc.	1,063,800	29,180
National Securities Depository, Ltd.	3,243,402	27,744
Ridgepost Capital, Inc., Class A (c)	3,790,553	27,519
Pine Labs, Ltd. (b)(e)(f)	17,054,248	27,469
Bank of Hawaii Corp.	368,997	27,398
Central Depository Services (India), Ltd.	2,199,032	27,317
TMBThanachart Bank PCL, foreign registered shares	365,868,600	26,050
Artisan Partners Asset Management, Inc., Class A	705,000	25,655
Funding Circle Holdings PLC (b)	14,713,073	25,086
Marqeta, Inc., Class A (b)	6,129,375	25,008
Qualitas, Ltd. (a)	15,100,000	24,968
Capri Global Capital, Ltd.	13,500,000	24,362
PJT Partners, Inc., Class A	174,300	24,353
Haci Amer Sabanci Holding AS	11,496,097	23,561
Pinnacle Investment Management Group, Ltd.	2,339,196	23,152
Figure Technology Solutions, Inc. (b)(c)	670,806	22,774
Warsaw Stock Exchange, Class B, non-registered shares (c)	1,154,230	22,320
TWFG, Inc., Class A (b)	1,065,732	19,599
Root, Inc., Class A (b)	436,224	19,268
Linc AB (b)(c)	2,358,208	17,889
Houlihan Lokey, Inc., Class A	112,959	16,223
PB Fintech, Ltd. (b)	1,054,471	16,213
AGI, Inc., Class A (b)	2,175,000	15,812
TMX Group, Ltd.	433,856	15,385
Ethos Technologies, Inc., Class A (b)(c)	1,315,789	14,697
Generation Development Group, Ltd.	3,171,745	9,283
		11,483,268

Information technology 14.11%
Lumentum Holdings, Inc. (b)	1,469,014	1,032,364
Kokusai Electric Corp. (a)	19,049,173	631,210
MKS, Inc.	2,559,003	588,085
Fabrinet, non-registered shares (b)	800,153	417,296
Viavi Solutions, Inc. (a)(b)	11,570,319	385,060
eMemory Technology, Inc. (a)	4,073,497	354,411
Jentech Precision Industrial Co., Ltd.	2,754,467	341,082
Global Unichip Corp.	4,823,403	336,699
Semtech Corp. (b)	4,337,655	333,522
Maruwa Co., Ltd. (a)	875,936	306,688
ASMPT, Ltd. (a)	21,782,315	284,105
Lattice Semiconductor Corp. (b)	2,859,824	265,277
GPGI, Inc., Class A (a)(e)	9,815,992	167,854
GPGI, Inc., Class A (a)	4,711,649	80,569

5	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Impinj, Inc. (a)(b)	2,360,099	$242,382
MACOM Technology Solutions Holdings, Inc. (b)	1,077,575	239,297
Nova, Ltd. (b)	544,097	236,290
Dexerials Corp. (a)(c)	15,484,500	213,363
FIT Hon Teng, Ltd. (b)(c)	212,325,000	190,288
Allegro MicroSystems, Inc. (b)	5,650,629	178,164
Celestica, Inc. (b)	596,196	167,937
OSI Systems, Inc. (b)	619,479	164,478
RingCentral, Inc., Class A	4,324,911	160,843
Kitron ASA (a)	15,670,530	152,688
Rogers Corp. (a)(b)	1,371,374	147,190
Silicon Laboratories, Inc. (b)	695,240	144,714
Soitec (a)(b)	2,348,530	143,430
Taiwan Union Technology Corp.	7,270,000	133,216
Lagercrantz Group AB, Class B	6,111,880	130,125
King Slide Works Co., Ltd.	1,176,946	119,335
Kulicke and Soffa Industries, Inc.	1,744,923	114,676
Klaviyo, Inc., Class A (b)	5,723,953	111,388
Fastly, Inc., Class A (b)	3,723,737	108,212
Aixtron SE	2,733,700	102,873
Disco Corp.	235,000	94,164
Unity Software, Inc. (b)	3,936,332	86,363
TTM Technologies, Inc. (b)	827,805	80,645
OBIC Business Consultants Co., Ltd. (c)	1,924,000	76,639
Credo Technology Group Holding, Ltd. (b)	815,588	76,559
Lotes Co., Ltd.	1,129,000	74,810
Lumine Group, Inc., subordinate voting shares (b)(c)	4,347,876	69,261
Ralliant Corp.	1,652,364	68,722
Q2 Holdings, Inc. (b)	1,441,575	68,187
Globant SA (b)	1,468,225	67,700
Astera Labs, Inc. (b)	600,000	65,760
Rubrik, Inc., Class A (b)	1,281,667	62,763
Skyworks Solutions, Inc.	1,164,549	62,362
Cognex Corp.	1,236,941	60,598
Riken Keiki Co., Ltd. (a)	3,116,152	58,961
Power Integrations, Inc.	1,112,390	56,954
Elite Material Co., Ltd.	679,000	56,844
Eugene Technology Co., Ltd.	761,111	56,577
HPSP Co., Ltd.	1,926,631	54,922
Shibaura Mechatronics Corp. (c)	2,085,400	54,675
MongoDB, Inc., Class A (b)	220,281	53,918
Azbil Corp.	6,077,300	52,586
Cipher Digital, Inc. (b)(c)	3,885,615	50,008
Megaport, Ltd. (a)(b)	9,263,592	48,363
INFICON Holding AG (c)	384,305	48,302
BlackBuck, Ltd. (b)	7,603,135	46,878
ServiceTitan, Inc., Class A (b)	638,308	40,507
Nayax, Ltd. (b)	715,793	40,464
Procore Technologies, Inc. (b)	700,000	39,900
Dynavox Group AB	4,225,000	39,766
EPAM Systems, Inc. (b)	292,124	39,554
Okta, Inc., Class A (b)	500,000	39,355
Accton Technology Corp.	803,000	39,099
Qorvo, Inc. (b)	500,999	38,777
Ingram Micro Holding Corp. (c)	1,617,257	37,698
Amano Corp. (c)	1,522,700	36,490
Presight AI Holding PLC (b)	43,855,522	35,295
Cellebrite DI, Ltd. (b)	2,493,548	34,361
Riskified, Ltd., Class A (b)	8,313,598	32,589
Via Transportation, Inc., Class A (b)(c)	1,998,823	29,982
Clearwater Analytics Holdings, Inc., Class A (b)	1,260,099	29,801
Money Forward, Inc. (b)(c)	1,310,249	29,013
Codan, Ltd.	1,314,344	28,947
Agilysys, Inc. (b)	393,618	28,002
Monday.com, Ltd. (b)	405,134	27,999
Kinaxis, Inc. (b)	260,388	26,280
Reply SpA	280,568	26,167
MARA Holdings, Inc. (b)(c)	3,021,533	24,656

SMALLCAP World Fund	6

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Softcat PLC	1,503,097	$24,342
Bechtle AG, non-registered shares (c)	716,884	24,244
AAC Technologies Holdings, Inc.	5,565,831	23,746
Rorze Corp. (c)	1,277,900	21,828
Kinsus Interconnect Technology Corp. (b)	1,959,000	20,136
GitLab, Inc., Class A (b)	849,257	18,378
Rigaku Holdings Corp. (c)	1,349,300	17,741
Netskope, Inc., Class A (b)(c)	2,009,441	17,060
Kaynes Technology India, Ltd. (b)	446,921	17,010
Novanta, Inc. (b)	134,552	15,892
PAR Technology Corp. (b)(c)	1,130,592	15,071
Dock, Ltd. (b)(d)(e)	4,318,937	14,598
Wolfspeed, Inc. (b)(c)	750,921	12,255
VNET Group, Inc., Class A (ADR) (b)(c)	1,453,259	12,193
Nemetschek SE	150,321	11,064
Itron, Inc. (b)	112,638	10,096
Topicus.com, Inc., subordinate voting shares (b)(c)	113,877	7,526
Noventiq Holdings PLC (GDR) (b)(d)(g)	17,110,290	4,962
Noventiq Holdings PLC (GDR) (b)(d)	16,060	5
Bitdeer Technologies Group, Class A (b)(c)	486,525	4,208
Foursquare Labs, Inc., Series A (b)(d)(e)	1,970,385	1,261
Kandou Holding SA (a)(b)(d)	4,400,000	990
Yotpo, Ltd. (b)(d)(e)	2,620,102	838
Tarana Wireless, Inc., Class C (b)(d)	862,071	336
		11,419,114

Consumer discretionary 12.57%
TopBuild Corp. (a)(b)	2,024,568	711,231
CAVA Group, Inc. (b)(c)	5,808,148	469,879
Dollarama, Inc.	3,596,930	441,452
Lottomatica Group SpA	11,904,805	343,622
Cavco Industries, Inc. (a)(b)	660,036	319,649
Wayfair, Inc., Class A (b)	3,824,194	287,618
Games Workshop Group PLC	1,198,242	282,452
Patrick Industries, Inc. (a)	2,525,383	280,494
Toll Brothers, Inc.	1,927,000	262,978
Ollies Bargain Outlet Holdings, Inc. (b)	2,749,368	253,052
Wyndham Hotels & Resorts, Inc.	2,889,743	234,734
Global-E Online, Ltd. (b)	6,955,665	214,582
Five Below, Inc. (b)	885,288	202,271
Tube Investments of India, Ltd.	7,294,165	200,838
Light & Wonder, Inc. CHESS Depositary Interest (b)	1,969,332	165,028
Brinker International, Inc. (b)	1,133,626	161,848
BRP, Inc.	2,245,332	161,407
Floor & Decor Holdings, Inc., Class A (b)	3,162,848	160,673
KB Home	2,957,918	153,072
Champion Homes, Inc. (b)	2,032,060	151,124
LKQ Corp.	5,013,044	147,233
Bright Horizons Family Solutions, Inc. (b)	1,600,194	131,424
Metaplanet, Inc. (a)(b)(c)	68,029,820	130,927
B&M European Value Retail PLC (a)(c)	56,599,195	127,474
Inchcape PLC	12,741,321	126,027
Wynn Resorts, Ltd. (c)	1,240,838	126,007
Meritage Homes Corp.	1,987,850	122,929
Polaris, Inc.	2,241,634	122,169
Caesars Entertainment, Inc. (b)	4,620,852	122,129
Cairn Homes PLC (GBP denominated) (a)	34,785,383	83,115
Cairn Homes PLC (EUR denominated) (a)	12,732,924	31,158
Moncler SpA	1,849,594	111,470
Wingstop, Inc.	715,249	110,842
Thor Industries, Inc.	1,379,888	110,239
Norwegian Cruise Line Holdings, Ltd. (b)	5,558,251	103,939
Lennar Corp., Class A	1,058,458	91,916
Lennar Corp., Class B	21,169	1,781
Covista, Inc. (b)	807,026	93,010
Coats Group PLC	85,101,150	90,913

7	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Kontoor Brands, Inc.	1,276,410	$89,719
Century Communities, Inc. (a)	1,512,000	86,759
Dominos Pizza Enterprises, Ltd. (a)	7,568,171	85,693
Acushnet Holdings Corp.	900,000	84,132
Vibra Energia SA	13,716,707	83,733
Installed Building Products, Inc.	305,702	81,057
tonies SE, Class A (a)(b)(c)	6,824,958	80,687
Pepkor Holdings, Ltd.	55,756,981	74,973
AUTO1 Group SE (b)(c)	4,100,106	72,034
RH (b)(c)	509,883	71,292
Watches of Switzerland Group PLC (a)(b)	11,736,374	69,620
Rusta AB	6,372,700	63,248
Sega Sammy Holdings, Inc. (c)	3,919,700	60,374
Darden Restaurants, Inc.	303,300	59,459
Jumbo SA	2,300,000	58,903
Berkeley Group Holdings PLC (b)	1,221,489	55,991
Churchill Downs, Inc.	588,074	52,827
JVCKENWOOD Corp. (c)	7,547,100	52,722
Navan, Inc. (b)(c)	3,783,338	50,091
Texas Roadhouse, Inc.	302,511	49,957
Valeo SA, non-registered shares	3,890,669	47,674
Food & Life Cos., Ltd.	804,100	47,589
DPC Dash, Ltd. (a)(b)	7,648,786	47,436
Aditya Vision, Ltd. (a)	9,068,719	45,713
Guzman y Gomez, Ltd.	4,014,334	44,844
DraftKings, Inc., Class A (b)	2,035,103	43,999
Evolution AB	650,000	40,538
VF Corp.	2,380,695	40,448
Genda, Inc. (a)(c)	9,631,644	36,451
Puuilo OYJ	2,409,305	35,522
Brunello Cucinelli SpA (c)	405,774	35,374
OneSpaWorld Holdings, Ltd.	1,528,664	35,083
Grand Canyon Education, Inc. (b)	201,441	34,251
Entain PLC	4,389,702	33,147
Smartfit Escola de Ginastica e Danca SA	8,871,154	32,814
Beazer Homes USA, Inc. (a)(b)	1,659,813	31,935
AcadeMedia AB (publ)	3,000,000	31,835
Liberty Live Holdings, Inc., Class C (b)	329,930	31,050
IDP Education, Ltd.	10,513,817	30,207
Domino’s Pizza Group PLC (c)	12,744,979	29,165
Warby Parker, Inc., Class A (b)	1,364,256	28,745
ThredUp, Inc., Class A (b)	8,707,600	28,561
Belrise Industries, Ltd.	13,656,269	27,613
Cartrade Tech, Ltd. (b)	1,565,495	27,557
Groupe Dynamite, Inc. (c)	498,497	27,446
Maruchiyo Yamaokaya Corp. (a)	1,215,700	27,251
Vail Resorts, Inc. (c)	209,583	26,894
Zalando SE, non-registered shares (b)	1,103,000	26,388
Winnebago Industries, Inc.	850,825	26,367
MRF, Ltd.	18,339	25,388
FPT Digital Retail Joint Stock Co. (b)	4,007,900	24,270
Amber Enterprises India, Ltd. (b)	345,077	24,101
YETI Holdings, Inc. (b)	641,400	23,469
Pattern Group, Inc., Class A (b)(c)	1,750,000	21,752
Minth Group, Ltd.	5,000,000	21,024
Zhejiang Weixing Industrial Development Co., Ltd., Class A	14,047,260	20,131
Yonex Co., Ltd. (c)	1,029,000	19,334
Sankyo Co., Ltd. (c)	1,459,100	17,980
Bath & Body Works, Inc.	916,443	17,110
Pool Corp.	82,506	16,693
Central Automotive Products, Ltd.	1,311,400	15,864
Nien Made Enterprise Co., Ltd.	1,382,018	14,433
Physicswallah, Ltd. (b)	15,047,087	13,997
MIPS AB (c)	543,100	13,504
Malibu Boats, Inc., Class A (b)	515,206	13,354
Savers Value Village, Inc. (b)(c)	1,586,468	11,803
Barratt Redrow PLC	3,315,285	11,597
Camping World Holdings, Inc., Class A	1,060,774	7,245

SMALLCAP World Fund	8

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
StockX, Inc. (b)(d)(e)	161,790	$4,886
Brilliant Earth Group, Inc., Class A	1,052,309	1,400
BNN Technology PLC (a)(b)(d)	19,007,000	— (h)
		10,167,209

Health care 9.86%
Ionis Pharmaceuticals, Inc. (b)	4,458,145	334,762
NewAmsterdam Pharma Co. NV (a)(b)(c)	8,396,080	268,759
Ensign Group, Inc. (The)	1,279,133	257,745
Max Healthcare Institute, Ltd.	22,719,926	236,130
Bio-Rad Laboratories, Inc., Class A (b)	756,037	210,745
Xenon Pharmaceuticals, Inc. (b)	3,501,794	203,629
Molina Healthcare, Inc. (b)	1,490,909	198,738
Laurus Labs, Ltd.	18,273,653	197,439
Krystal Biotech, Inc. (b)	752,244	194,320
Centessa Pharmaceuticals PLC (ADR) (b)(c)	4,422,431	175,659
IDEAYA Biosciences, Inc. (a)(b)	4,684,432	156,085
Bio-Techne Corp.	2,891,811	151,126
Asker Healthcare Group AB (a)	20,223,046	149,406
Glaukos Corp. (b)	1,362,403	146,676
InSilico Medicine Cayman TopCo (b)(f)	13,568,160	98,799
InSilico Medicine Cayman TopCo (b)	6,459,813	47,039
Insmed, Inc. (b)	856,070	139,985
Cytokinetics, Inc. (b)	2,114,898	139,393
Penumbra, Inc. (b)	412,644	135,500
Ascendis Pharma AS (ADR) (b)	579,165	132,472
Addus HomeCare Corp. (a)(b)	1,401,299	131,232
Kymera Therapeutics, Inc. (b)	1,486,128	123,780
Spyre Therapeutics, Inc. (b)	2,412,693	121,696
Rapport Therapeutics, Inc. (a)(b)	3,634,580	113,726
Zealand Pharma AS (b)	2,448,720	113,270
Ottobock SE & Co. KGaA (c)	1,778,685	107,774
Cosmo Pharmaceuticals NV (a)	973,665	102,952
Rhythm Pharmaceuticals, Inc. (b)	1,120,227	97,426
Jazz Pharmaceuticals PLC (b)	500,000	94,525
Alignment Healthcare, Inc. (b)	5,261,841	92,714
ADMA Biologics, Inc. (b)	10,279,994	92,623
KRKA, dd, Novo mesto	335,262	90,247
DexCom, Inc. (b)	1,384,000	86,915
Vitrolife AB (a)	7,958,964	79,634
Natera, Inc. (b)	396,421	79,280
CRISPR Therapeutics AG (b)(c)	1,647,885	78,390
Siegfried Holding AG	808,673	76,605
Innovent Biologics, Inc. (b)	6,938,500	76,121
Terns Pharmaceuticals, Inc. (b)	1,424,504	75,100
BONESUPPORT Holding AB (a)(b)(c)	3,544,651	73,879
Aster DM Healthcare, Ltd.	10,058,750	71,841
Guardant Health, Inc. (b)	772,356	71,343
Encompass Health Corp.	725,713	70,198
Mirum Pharmaceuticals, Inc. (b)	724,415	66,921
Camurus AB (b)(c)	1,288,257	64,333
Vimian Group AB (publ) (b)(c)	21,080,735	62,607
Gubra AS (a)	1,083,271	60,968
Asahi Intecc Co., Ltd.	2,744,730	58,557
SAI Life Sciences, Ltd. (b)	5,458,706	57,583
Ambu AS, Class B, non-registered shares (c)	5,279,791	56,784
KalVista Pharmaceuticals, Inc. (a)(b)	2,808,583	56,537
Masimo Corp. (b)	317,326	56,443
Sonida Senior Living, Inc. (b)	1,743,572	56,230
Scholar Rock Holding Corp. (b)	1,128,752	55,489
IRhythm Holdings, Inc. (b)	463,814	54,739
Teleflex, Inc.	455,825	54,521
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	54,369
AddLife AB, Class B	3,471,496	51,534
BridgeBio Pharma, Inc. (b)	681,290	50,593
Classys, Inc.	1,485,618	49,863

9	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Elanco Animal Health, Inc. (b)	2,078,888	$49,748
Globus Medical, Inc., Class A (b)	574,500	49,499
J. B. Chemicals & Pharmaceuticals, Ltd.	2,177,323	47,641
Prestige Consumer Healthcare, Inc. (b)	803,692	47,635
Zenas Biopharma, Inc. (b)(c)	2,434,000	47,585
Vaxcyte, Inc. (b)	814,688	47,342
AbCellera Biologics, Inc. (b)	13,361,096	46,630
Generate Biomedicines, Inc. (b)	3,650,034	45,625
Alnylam Pharmaceuticals, Inc. (b)	137,700	45,561
Denali Therapeutics, Inc. (b)	2,208,811	42,409
Halozyme Therapeutics, Inc. (b)	642,361	41,516
Nanobiotix SA (b)	1,362,524	41,097
Shanghai Conant Optical Co., Ltd., Class H	6,562,500	39,155
TransMedics Group, Inc. (b)(c)	374,177	37,197
Duality Biotherapeutics, Inc. (b)(c)	960,200	37,103
Genus PLC	1,124,730	35,692
Insulet Corp. (b)	168,000	35,253
Bruker Corp.	957,692	34,592
Waystar Holding Corp. (b)	1,426,053	34,382
Dr. Lal PathLabs, Ltd.	2,371,495	32,923
Doximity, Inc., Class A (b)	1,385,674	32,286
10x Genomics, Inc., Class A (b)	1,452,300	30,832
GeneDx Holdings Corp., Class A (b)(c)	459,489	29,508
Apogee Therapeutics, Inc. (b)	348,674	29,348
CONMED Corp.	801,295	28,334
Kry International AB (b)(d)	918,277	28,010
Strive, Inc. (b)(c)	2,634,073	26,393
Glenmark Pharmaceuticals, Ltd.	1,153,115	26,120
Granules India, Ltd.	3,659,095	24,099
Inhibrx Biosciences, Inc. (b)(c)	353,292	23,752
Medincell SA (b)(c)	815,344	21,532
Caris Life Sciences, Inc., Class A (b)(c)	1,180,173	21,102
AS ONE Corp. (c)	1,477,600	20,652
Indegene, Ltd.	3,411,405	15,961
Vicore Pharma Holding AB (b)	13,694,420	14,575
BillionToOne, Inc., Class A (b)(c)	178,000	14,051
Nurix Therapeutics, Inc. (b)	893,327	13,847
Align Technology, Inc. (b)	72,819	12,483
Eikon Therapeutics, Inc. (b)	1,143,637	12,100
Legend Biotech Corp. (ADR) (b)	606,196	10,966
Mineralys Therapeutics, Inc. (b)	398,179	10,787
Biohaven, Ltd. (b)	1,168,175	9,883
ChemoMetec A/S	133,394	6,322
Establishment Labs Holdings, Inc. (b)	102,895	5,842
Nykode Therapeutics ASA (a)	17,038,219	5,785
Agios Pharmaceuticals, Inc. (b)	48,616	1,645
		7,978,549

Materials 6.29%
Lundin Mining Corp.	20,306,175	506,377
Celanese Corp. (a)	6,811,396	447,985
Resonac Holdings Co., Ltd.	5,531,696	361,427
Knife River Corp. (a)(b)	4,141,839	338,181
Royal Gold, Inc.	1,236,535	314,686
APL Apollo Tubes, Ltd. (a)	13,953,008	293,644
SOL SpA	3,447,653	236,112
Montage Gold Corp. (b)(c)	16,469,277	187,412
Mitsui Kinzoku Co., Ltd. (c)	947,265	177,626
Sumitomo Bakelite Co., Ltd. (a)	5,099,500	158,304
Materion Corp. (a)	1,050,992	152,026
SigmaRoc PLC (a)(b)	89,188,362	139,371
Yamato Kogyo Co., Ltd. (c)	1,613,000	123,791
Novagold Resources, Inc. (b)	12,333,000	110,750
Vicat SACA	1,439,831	105,099
Element Solutions, Inc.	3,060,450	104,484
Warrior Met Coal, Inc.	1,088,263	101,372

SMALLCAP World Fund	10

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Louisiana-Pacific Corp.	1,313,497	$95,557
Titan SA	1,687,989	88,569
Dyno Nobel, Ltd.	38,033,146	82,478
Lundin Gold, Inc.	1,000,000	76,421
Ramkrishna Forgings, Ltd. (a)	14,482,448	73,388
Kansai Paint Co., Ltd. (c)	4,692,000	70,239
Aura Minerals, Inc.	793,040	64,712
Chugoku Marine Paints, Ltd. (a)(c)	2,797,900	59,685
James Hardie Industries PLC (b)	3,114,408	58,987
Perpetua Resources Corp. (b)	1,803,674	50,719
Talon Metals Corp. (a)(b)(c)	11,026,917	49,939
Asahi Yukizai Corp. (a)(c)	1,313,800	46,760
Hawkins, Inc.	279,981	43,005
G Mining Ventures Corp. (b)(c)	1,163,990	40,850
Myers Industries, Inc.	1,744,184	36,942
Cabot Corp.	414,462	31,213
Acerinox SA	1,982,640	28,058
Osaka Soda Co., Ltd. (c)	2,287,000	25,256
H.B. Fuller Co.	396,860	24,478
Eldorado Gold Corp.	708,220	24,313
Umicore SA	1,278,123	24,200
Mayr-Melnhof Karton AG, non-registered shares	224,825	22,896
Hill & Smith PLC	763,480	21,414
USA Rare Earth, Inc., Class A (b)(e)	1,412,999	18,606
Sibanye Stillwater, Ltd.	6,002,602	18,356
Arkema SA	269,613	18,346
OR Royalties, Inc.	466,254	17,754
Southern Cross Gold Consolidated, Ltd. (b)(c)	1,714,717	10,909
Wacker Chemie AG (c)	69,288	6,712
		5,089,409

Energy 2.91%
Weatherford International	3,195,289	302,210
Secure Waste Infrastructure Corp. (a)(c)	13,955,251	218,994
Cactus, Inc., Class A	3,989,651	188,990
Sable Offshore Corp. (a)(b)(c)(e)	6,454,543	106,629
Sable Offshore Corp. (a)(b)	3,478,384	57,463
CNX Resources Corp. (b)	4,239,650	163,438
Viper Energy, Inc., Class A	3,375,927	158,635
Vista Energy, SAB de CV, Class A (ADR) (b)	1,924,865	145,270
Vallourec SA (c)	5,665,431	140,832
Transocean, Ltd. (b)(c)	21,176,471	140,400
Ovintiv, Inc.	1,961,350	116,426
Topaz Energy Corp.	4,241,954	94,286
Headwater Exploration, Inc. (c)	6,329,671	58,469
Strathcona Resources, Ltd. (c)	1,827,338	55,355
Aegis Logistics, Ltd.	8,099,325	51,473
Noble Corp. PLC, Class A (c)	1,046,988	51,376
Energy Fuels, Inc. (b)(c)	2,709,424	49,447
DT Midstream, Inc.	356,000	47,943
Denison Mines Corp. (b)	12,316,562	43,477
TerraVest Industries, Inc. (c)	437,283	41,566
Friedrich Vorwerk Group SE	463,137	37,670
Pason Systems, Inc.	3,350,000	31,884
DCC PLC	400,872	24,706
Athabasca Oil Corp. (b)	2,920,200	23,616
		2,350,555

Consumer staples 2.62%
Raia Drogasil SA, ordinary nominative shares	70,653,545	320,951
BBB Foods, Inc., Class A (b)	6,671,623	235,975
Freshpet, Inc. (a)(b)	2,985,886	176,048
e.l.f. Beauty, Inc. (b)(c)	2,712,911	164,430
Yamazaki Baking Co., Ltd.	7,286,900	163,176
Universal Robina Corp. (a)	121,579,139	131,460

11	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Kotobuki Spirits Co., Ltd. (a)(c)	10,807,615	$125,281
BJ’s Wholesale Club Holdings, Inc. (b)	1,074,290	105,732
Fever-Tree Drinks PLC (a)	9,401,181	95,114
Performance Food Group Co. (b)	928,000	79,492
Emmi AG (c)	66,938	71,660
Barry Callebaut AG (c)	32,934	57,744
Royal Unibrew A/S	617,959	50,470
Fresh Del Monte Produce, Inc.	1,028,000	41,387
Celsius Holdings, Inc. (b)	1,074,845	38,135
Tilaknager Industries, Ltd. (f)	6,550,000	29,120
Tilaknager Industries, Ltd.	833,801	3,707
Lion Corp. (c)	2,927,400	30,559
Nissin Foods Holdings Co., Ltd.	1,597,900	30,398
Sprouts Farmers Market, Inc. (b)	392,654	30,285
Century Pacific Food, Inc.	49,093,000	28,493
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	11,719,793	27,745
AAK AB (c)	819,898	21,149
United Spirits, Ltd.	1,627,094	21,001
Redcare Pharmacy NV, non-registered shares (b)(c)	381,230	16,382
PT Cisarua Mountain Dairy Tbk	54,885,700	14,117
Apotea AB (publ) (c)	1,799,156	12,064
		2,122,075

Real estate 1.89%
Charter Hall Group REIT	17,024,180	221,149
Zillow Group, Inc., Class A (b)	2,600,000	107,614
Zillow Group, Inc., Class C, nonvoting shares (b)	1,148,442	47,522
Altus Group, Ltd. (a)	3,114,741	106,915
Compass, Inc., Class A (b)	11,250,973	82,245
International Workplace Group PLC	33,845,514	79,316
Kasumigaseki Capital Co., Ltd. (a)(c)	1,964,400	78,656
Four Corners Property Trust, Inc. REIT	3,306,687	78,203
American Healthcare REIT, Inc.	1,413,985	66,683
StorageVault Canada, Inc.	17,250,947	54,564
Katitas Co., Ltd. (c)	2,490,600	50,033
Mindspace Business Parks REIT	9,000,000	42,762
Poly Property Services Co., Ltd., Class H	10,562,340	42,182
Phoenix Mills, Ltd. (The)	2,534,230	41,550
Godrej Properties, Ltd. (b)	2,500,000	39,145
UMH Properties, Inc. REIT	2,607,487	37,626
Swedish Logistic Property AB, Class B (b)	8,639,069	33,225
Safestore Holdings PLC REIT	3,729,333	31,457
Corp. Inmobiliaria Vesta, SAB de CV (c)	9,295,077	31,122
Fastighets AB Balder, Class B (b)	5,000,000	29,406
Tritax Big Box REIT PLC	15,500,526	29,226
St. Joe Co.	460,941	28,947
Prisma Properties AB (a)(b)	9,781,818	24,652
Lodha Developers, Ltd.	3,328,369	24,134
Embassy Office Parks REIT	4,657,425	20,693
Colliers International Group, Inc. (c)	185,633	19,847
K-Fast Holding AB, Class B (a)(b)	18,183,928	19,370
Millrose Properties, Inc., Class A, REIT	539,813	15,115
NTT DC REIT (b)	16,477,700	15,109
Redwood Trust, Inc. REIT	2,562,000	14,373
Genova Property Group AB (a)	2,626,731	10,930
RE / MAX Holdings, Inc., Class A (b)	1,500,000	8,640
		1,532,411

Communication services 1.67%
Nippon Television Holdings, Inc. (a)	18,842,215	379,160
New York Times Co., Class A	1,800,000	150,714
Kadokawa Corp. (c)	5,786,100	139,339
Indosat Tbk PT	662,419,257	81,977
Stubhub Holdings, Inc., Class A (b)(c)	11,075,577	69,112
HYBE Co., Ltd.	300,000	60,380

SMALLCAP World Fund	12

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	5,938,783	$59,979
Magnite, Inc. (b)	4,895,360	58,157
Helios Towers PLC (b)	23,263,160	55,945
Trustpilot Group PLC (a)(b)	21,602,297	55,792
Hacksaw AB (c)	6,136,185	38,725
Zegona Communications PLC	1,695,159	37,069
JCDecaux SE	1,138,679	24,623
Vend Marketplaces ASA	978,755	24,358
Hemnet Group AB (c)	1,742,590	19,614
Baltic Classifieds Group PLC	7,820,532	18,919
MTN Group, Ltd.	1,458,066	16,919
Ovzon AB (b)	2,606,753	14,786
Bharti Hexacom, Ltd.	900,184	14,442
TIM SA	2,397,808	12,712
Future PLC	2,689,045	10,557
Boyaa Interactive International, Ltd. (b)(c)	17,832,000	6,188
Springer Nature AG & Co. KGaA, non-registered shares (c)	40,772	850
		1,350,317

Utilities 0.76%
IDACORP, Inc.	1,586,800	226,865
Black Hills Corp.	1,995,636	138,517
Talen Energy Corp. (b)	348,401	111,220
SembCorp Industries, Ltd.	16,633,185	86,381
Nippon Gas Co., Ltd. (c)	2,710,794	50,401
Mytrah Energy, Ltd. (a)(b)(d)	10,418,000	— (h)
		613,384
Total common stocks (cost: $53,428,091,000)		76,875,855
Preferred securities 0.98%
Information technology 0.42%
PsiQuantum Corp., Series D, preferred shares (b)(d)(e)	1,334,542	53,088
PsiQuantum Corp., Series E, preferred shares (b)(d)(e)	1,215,769	49,993
Skyryse, Inc., Series B, preferred shares (a)(b)(d)(e)	1,649,110	39,430
Skyryse, Inc., Series C, preferred shares (a)(b)(d)(e)	925,096	22,906
SiFive, Inc., Series F, preferred shares (b)(d)(e)	3,451,632	30,112
SiFive, Inc., Series G, preferred shares (b)(d)(e)	2,521,779	22,000
Tekion Corp., Series B, preferred shares (b)(d)(e)	6,145,506	47,812
Tekion Corp., Series A, preferred shares (b)(d)(e)	340,980	2,653
Kandou Holding SA, Series A, preferred shares (a)(b)(d)(e)	103,388,888	23,262
Wayve Technologies, Ltd., Series D, preferred shares (b)(d)(e)	41,115	22,000
ANDPAD, Inc., Series D, preferred shares (b)(d)(e)	459,413	21,243
Outreach Corp., Series G, preferred shares (b)(d)(e)	1,554,053	3,947
Yotpo, Ltd., Series F, preferred shares (b)(d)(e)	8,332,809	2,666
Yotpo, Ltd., Series B, preferred shares (b)(d)(e)	1,111,347	356
Yotpo, Ltd., Series C, preferred shares (b)(d)(e)	1,057,985	338
Yotpo, Ltd., Series A-1, preferred shares (b)(d)(e)	709,592	227
Yotpo, Ltd., Series A, preferred shares (b)(d)(e)	345,899	111
Yotpo, Ltd., Series C-1, preferred shares (b)(d)(e)	293,302	94
Yotpo, Ltd., Series D, preferred shares (b)(d)(e)	163,552	52
Yotpo, Ltd., Series B-1, preferred shares (b)(d)(e)	130,625	42
		342,332

Industrials 0.30%
Zipline International, Inc., Series H, preferred shares (b)(d)(e)	2,134,570	120,091
Zipline International, Inc., Series G, preferred shares (b)(d)(e)	1,192,000	67,062
Einride AB, Series B, preferred shares (a)(b)(d)(e)	1,334,588	32,417
Einride AB, Series A, preferred shares (a)(b)(d)(e)	11,990	292
Workrise Technologies, Inc., Series E, preferred shares (b)(d)(e)	95,423	15,923
Jungheinrich AG, nonvoting preferred shares	162,853	4,882
		240,667

13	SMALLCAP World Fund

Preferred securities (continued)	Shares	Value (000)

Financials 0.11%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (b)(c)	3,980,985	$44,985
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(d)(e)	13,618	39,522
		84,507

Health care 0.09%
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(d)(e)	1,785,714	31,786
Hemab Therapeutics Holdings, Inc., Series C, preferred shares (a)(b)(d)(e)	98,087	29,998
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(d)(e)	1,531,102	12,800
		74,584

Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preference shares (b)(d)(e)	244,733	40,875

Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares (b)(d)(e)	222,222	6,711
StockX, Inc., Series AA, preferred shares (b)(d)(e)	57,338	1,732
StockX, Inc., Series B, preferred shares (b)(d)(e)	3,094	93
		8,536
Total preferred securities (cost: $868,846,000)		791,501
Rights & warrants 0.00%
Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(d)(e)	1,163,990	— (h)
Kandou Holding SA, warrants, expire 8/18/2028 (a)(b)(d)(e)	2,257,143	— (h)
Total rights & warrants (cost: $0)		— (h)
Convertible stocks 0.17%
Information technology 0.07%
Fluidstack, Ltd., Series A, convertible preferred shares (d)(e)	539,868	40,000
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (d)(e)	14,888,589	9,380
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (d)(e)	1,234,727	1,556
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (d)(e)	935,103	692
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (d)(e)	935,103	692
RealSelf, Inc., Series C, convertible preferred shares (a)(d)(e)	3,468,862	2,185
		54,505

Consumer discretionary 0.04%
Metaplanet, Inc., Class B, 5.00% perpetual cumulative preferred shares (a)(d)(e)	5,902,500	33,472

Utilities 0.04%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (e)	300,000	24,806
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (e)	137,515	5,685
		30,491

Health care 0.02%
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (d)(e)	16,666,666	21,000
Total convertible stocks (cost: $161,240,000)		139,468

SMALLCAP World Fund	14

Convertible bonds & notes 0.09%	Principal amount (000)	Value (000)
Information technology 0.09%
PayClip, Inc., convertible notes, 4.50% Cash 12/15/2028 (d)(e)(i)	USD25,314	$33,414
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (d)(g)	22,416	22,811
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	5,997	8,583
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	2,307	3,302
		68,110

Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 5/2/2026 (a)(d)(e)	2,000	2,112
Total convertible bonds & notes (cost: $58,886,000)		70,222
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (i)(j)	9,072	7,212
Total bonds, notes & other debt instruments (cost: $10,321,000)		7,212
Short-term securities 4.69%	Shares
Money market investments 3.94%
Capital Group Central Cash Fund 3.71% (a)(k)	31,860,063	3,185,688

Money market investments purchased with collateral from securities on loan 0.75%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (k)(l)	115,300,000	115,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (k)(l)	115,300,000	115,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (k)(l)	97,100,000	97,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (k)(l)	85,000,000	85,000
Capital Group Central Cash Fund 3.71% (a)(k)(l)	488,304	48,825
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (k)(l)	48,780,582	48,781
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (k)(l)	48,500,000	48,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (k)(l)	42,500,000	42,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (k)(l)	6,000,000	6,000
		607,306
Total short-term securities (cost: $3,793,135,000)		3,792,994
Total investment securities 100.96% (cost: $58,320,519,000)		81,677,252
Other assets less liabilities (0.96)%		(776,196)
Net assets 100.00%		$80,901,056
Investments in affiliates (a)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 21.83%
Industrials 6.86%
Diploma PLC	$739,825	$—	$—	$—	$87,582	$827,407	$6,143
Arcosa, Inc.	358,666	9,715	—	—	48,070	416,451	388
Enpro, Inc.	316,763	—	37,582	11,196	23,949	314,326	840
VSE Corp.	237,304	97,337	74,481	10,461	23,455	294,076	326
NICHIAS Corp. (c)	173,593	18,046	15,619	3,147	81,567	260,734	2,576
CSW Industrials, Inc.	289,469	36,937	119,017	19,545	19,503	246,437	620

15	SMALLCAP World Fund

Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
AZZ, Inc.	$214,031	$4,785	$10,683	$2,826	$30,537	$241,496	$794
Kadant, Inc.	229,637	50,238	44,239	1,797	(4,071)	233,362	583
Cleanaway Waste Management, Ltd.	260,388	8,374	—	—	(36,032)	232,730	3,507
SWCC Corp. (c)	129,558	—	—	—	67,897	197,455	1,867
Carel Industries SpA (c)	202,614	2,635	23,048	3,642	(8,764)	177,079	—
Robert Half, Inc.	146,920	44,718	—	—	(42,140)	149,498	6,945
Japan Elevator Service Holdings Co., Ltd. (c)	178,106	—	—	—	(32,368)	145,738	1,665
Hub Group, Inc., Class A	102,071	33,033	—	—	3,186	138,290	913
Kumagai Gumi Co., Ltd. (c)	—	156,596	—	—	(20,563)	136,033	2,161
Enerpac Tool Group Corp., Class A	147,845	—	—	—	(16,335)	131,510	144
First Advantage Corp. (b)	194,748	21,209	45,325	(23,372)	(24,971)	122,289	—
Volution Group PLC	134,167	807	—	—	(14,365)	120,609	2,370
AQ Group AB	73,593	37,893	—	—	2,752	114,238	—
Montana Aerospace AG (b)	120,180	522	—	—	(7,166)	113,536	—
Badger Infrastructure Solutions, Ltd.	33,078	80,919	—	—	(8,842)	105,155	653
PFISTERER Holding SE (b)	77,089	24,548	—	—	(5,503)	96,134	—
ICF International, Inc.	136,493	—	—	—	(40,463)	96,030	412
Visional, Inc. (b)(c)	118,897	27,086	—	—	(51,244)	94,739	—
Cadre Holdings, Inc.	118,682	3,670	14,471	1,828	(17,011)	92,698	600
Shaily Engineering Plastics, Ltd.	61,762	21,981	5,162	1,162	(1,772)	77,971	—
Takuma Co., Ltd. (c)	—	75,351	—	—	(638)	74,713	1,297
INVISIO Communications AB (c)	87,032	10,455	8,730	(2,760)	(13,290)	72,707	—
Instalco AB	56,213	1,499	724	150	13,386	70,524	—
Mader Group, Ltd.	69,409	—	3,056	686	(1,297)	65,742	—
Limbach Holdings, Inc. (b)	62,670	14,314	—	—	(12,694)	64,290	—
Einride AB (b)(d)(e)	22,720	—	—	—	(9,664)	13,056	—
Einride AB (EUR denominated) (b)(d)(e)	18,526	—	—	—	(7,880)	10,646	—
Byrna Technologies, Inc. (b)(m)	38,576	—	28,801	(5,534)	(4,241)	—	—
CBIZ, Inc. (b)(m)	184,757	—	123,558	(107,890)	46,691	—	—
Karnell Group AB (b)(n)	23,154	—	—	—	1,220	—	—
R&S Group Holding AG (c)(n)	103,630	4,699	30,807	(5,033)	(32,020)	—	—
Sinfonia Technology Co., Ltd. (c)(n)	112,642	11,532	38,520	16,799	(7,874)	—	1,032
						5,547,699
Financials 2.66%
Essent Group, Ltd.	510,792	—	172,995	39,872	(74,009)	303,660	4,122
360 ONE WAM, Ltd.	336,122	—	7,394	(209)	(40,748)	287,771	1,990
Gunma Bank, Ltd. (The) (c)	167,322	64,708	—	—	35,823	267,853	3,784
BNK Financial Group, Inc.	144,059	121,731	27,049	(5,206)	10,630	244,165	6,416
JB Financial Group Co., Ltd.	200,860	100,894	86,404	26,384	(15,759)	225,975	6,268
Plus500, Ltd.	154,068	—	—	—	37,999	192,067	4,432
Manappuram Finance, Ltd.	172,895	5,104	—	—	(27,072)	150,927	611
IIFL Finance, Ltd.	148,041	—	18,585	(2,506)	(8,946)	118,004	1,257
AUB Group, Ltd.	139,044	20,476	20,180	4,823	(31,562)	112,601	1,233
Goosehead Insurance, Inc., Class A (b)	125,621	13,593	—	—	(55,077)	84,137	—
Home First Finance Company India, Ltd.	110,077	3,966	—	—	(32,198)	81,845	—
Norion Bank AB (b)	70,750	—	—	—	(12,291)	58,459	—
Qualitas, Ltd.	—	34,396	—	—	(9,428)	24,968	375
Aptus Value Housing Finance India, Ltd. (n)	98,868	—	24,529	(21,176)	(17,461)	—	620
Baldwin Insurance Group, Inc. (The), Class A (b)(n)	239,282	—	108,850	(137,196)	73,013	—	—
Glacier Bancorp, Inc. (n)	351,419	14,375	93,437	(7,910)	(23,022)	—	4,609

SMALLCAP World Fund	16

Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
JTC PLC (m)	$171,679	$—	$165,342	$46,913	$(53,250)	$—	$—
Premium Group Co., Ltd. (m)	40,811	—	32,681	(2,670)	(5,460)	—	—
SiriusPoint, Ltd. (b)(n)	108,540	14,865	20,973	1,188	18,731	—	—
Skyward Specialty Insurance Group, Inc. (b)(n)	153,639	—	109,806	12,146	(19,664)	—	—
SLM Corp. (n)	254,929	30,215	118,709	(49,043)	(15,240)	—	1,959
Victory Capital Holdings, Inc., Class A (n)	215,530	—	91,761	27,490	(20,541)	—	2,673
						2,152,432
Information technology 3.98%
Kokusai Electric Corp.	515,886	67,105	41,732	26,390	63,561	631,210	2,141
Viavi Solutions, Inc. (b)	189,785	10,807	112,250	69,298	227,420	385,060	—
eMemory Technology, Inc.	352,831	—	67,482	9,054	60,008	354,411	—
Maruwa Co., Ltd.	248,198	15,033	43,909	11,889	75,477	306,688	279
ASMPT, Ltd.	187,708	57,958	6,358	(277)	45,074	284,105	—
GPGI, Inc., Class A (e)	—	181,596	—	—	(13,742)	167,854	25
GPGI, Inc., Class A	37,195	54,282	—	—	(10,908)	80,569	8
Impinj, Inc. (b)	419,086	4,115	—	—	(180,819)	242,382	—
Dexerials Corp. (c)	238,364	—	—	—	(25,001)	213,363	2,804
Kitron ASA	92,935	7,780	16,469	6,910	61,532	152,688	—
Rogers Corp. (b)	88,187	22,727	—	—	36,276	147,190	—
Soitec (b)	—	96,364	—	—	47,066	143,430	—
Riken Keiki Co., Ltd.	65,848	—	—	—	(6,887)	58,961	486
Megaport, Ltd. (b)	133,662	—	30,777	4,511	(59,033)	48,363	—
Kandou Holding SA (b)(d)	—	30,800	—	—	(29,810)	990	—
Alkami Technology, Inc. (b)(m)	135,727	—	109,063	11,721	(38,385)	—	—
Allegro MicroSystems, Inc. (b)(n)	279,956	—	111,623	16,927	(7,096)	—	—
Appier Group, Inc. (m)	85,768	—	43,576	(38,340)	(3,852)	—	98
Insight Enterprises, Inc. (b)(m)	183,605	—	153,652	(75,936)	45,983	—	—
Lumentum Holdings, Inc. (b)(n)	656,619	—	1,121,996	939,681	558,060	—	—
Ncino, Inc. (b)(m)	212,216	—	149,853	(113,244)	50,881	—	—
Netskope, Inc., Class A (b)(c)(n)	89,870	3,197	26,381	(13,759)	(35,867)	—	—
Noventiq Holdings PLC (GDR) (b)(d)(n)	6	—	—	—	(1)	—	—
Noventiq Holdings PLC (GDR) (b)(d)(g)(n)	6,125	—	—	—	(1,163)	—	—
PAR Technology Corp. (b)(c)(n)	108,415	—	46,530	(27,944)	(18,870)	—	—
Semtech Corp. (b)(n)	307,260	36,601	38,591	5,716	22,536	—	—
						3,217,264
Consumer discretionary 2.71%
TopBuild Corp. (b)	808,175	—	18,746	13,442	(91,640)	711,231	—
Cavco Industries, Inc. (b)	383,303	—	—	—	(63,654)	319,649	—
Patrick Industries, Inc.	219,874	47,502	—	—	13,118	280,494	2,203
Metaplanet, Inc. (b)(c)	238,060	59,816	31,850	(64,749)	(70,350)	130,927	—
B&M European Value Retail PLC (c)	126,547	49,587	—	—	(48,660)	127,474	2,057
Cairn Homes PLC (GBP denominated)	61,985	17,167	—	—	3,963	83,115	—
Cairn Homes PLC (EUR denominated)	32,795	—	4,617	2,886	94	31,158	—
Century Communities, Inc.	95,815	—	—	—	(9,056)	86,759	922
Dominos Pizza Enterprises, Ltd.	—	104,108	—	—	(18,415)	85,693	1,341
tonies SE, Class A (b)(c)	44,484	30,420	8,124	5	13,902	80,687	—
Watches of Switzerland Group PLC (b)	59,443	—	2,188	(1,160)	13,525	69,620	—
DPC Dash, Ltd. (b)	106,060	—	17,766	3,846	(44,704)	47,436	—
Aditya Vision, Ltd.	62,786	—	4,466	1,027	(13,634)	45,713	—
Genda, Inc. (c)	80,594	—	15,202	(11,998)	(16,943)	36,451	—

17	SMALLCAP World Fund

Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Beazer Homes USA, Inc. (b)	$40,748	$—	$—	$—	$(8,813)	$31,935	$—
Maruchiyo Yamaokaya Corp.	—	26,968	—	—	283	27,251	51
BNN Technology PLC (b)(d)	— (h)	—	—	—	— (h)	— (h)	—
CAVA Group, Inc. (b)(c)(n)	329,278	90,592	93,435	44,608	98,836	—	—
Domino’s Pizza Group PLC (c)(n)	70,410	—	30,270	(23,025)	12,050	—	—
Tsuburaya Fields Holdings, Inc. (m)	59,582	—	40,590	(2,733)	(16,259)	—	—
						2,195,593
Health care 1.48%
NewAmsterdam Pharma Co. NV (b)(c)	244,472	—	6,219	1,000	29,506	268,759	—
IDEAYA Biosciences, Inc. (b)	159,712	—	40,414	11,511	25,276	156,085	—
Asker Healthcare Group AB	110,713	62,798	—	—	(24,105)	149,406	—
Addus HomeCare Corp. (b)	128,525	36,253	—	—	(33,546)	131,232	—
Rapport Therapeutics, Inc. (b)	101,055	6,715	—	—	5,956	113,726	—
Cosmo Pharmaceuticals NV	—	141,888	—	—	(38,936)	102,952	—
Vitrolife AB	35,516	74,768	—	—	(30,650)	79,634	—
BONESUPPORT Holding AB (b)(c)	155,211	—	30,937	11,643	(62,038)	73,879	—
Gubra AS	76,841	—	10,606	2,433	(7,700)	60,968	—
KalVista Pharmaceuticals, Inc. (b)	38,703	—	4,115	(161)	22,110	56,537	—
Nykode Therapeutics ASA	2,704	215	—	—	2,866	5,785	—
DiaSorin SpA (m)	142,395	—	114,651	(55,228)	27,484	—	—
Entero Healthcare Solutions, Ltd. (b)(m)	29,595	—	25,027	(9,378)	4,810	—	—
Phreesia, Inc. (b)(m)	73,732	—	38,203	(50,802)	15,273	—	—
Vicore Pharma Holding AB (b)(n)	16,663	1,996	—	—	(4,084)	—	—
Xenon Pharmaceuticals, Inc. (b)(n)	153,581	21,920	34,133	5,548	56,713	—	—
						1,198,963
Materials 2.18%
Celanese Corp.	210,864	91,363	1,031	(602)	147,391	447,985	343
Knife River Corp. (b)	125,208	226,255	28,336	(2,313)	17,367	338,181	—
APL Apollo Tubes, Ltd.	284,864	—	20,859	5,110	24,529	293,644	—
Sumitomo Bakelite Co., Ltd.	195,744	—	24,495	(360)	(12,585)	158,304	1,910
Materion Corp.	200,060	—	90,273	27,236	15,003	152,026	431
SigmaRoc PLC (b)	144,659	—	—	—	(5,288)	139,371	—
Ramkrishna Forgings, Ltd.	82,986	5,020	—	—	(14,618)	73,388	—
Chugoku Marine Paints, Ltd. (c)	50,500	17,224	—	—	(8,039)	59,685	1,101
Talon Metals Corp. (b)(c)	—	60,183	—	—	(10,244)	49,939	—
Asahi Yukizai Corp. (c)	43,781	—	3,336	78	6,237	46,760	515
Sandstorm Gold, Ltd. (m)	297,928	—	292,246	161,305	(166,987)	—	—
TriMas Corp. (m)	111,673	3,646	94,232	(20,226)	(861)	—	118
						1,759,283
Energy 0.47%
Secure Waste Infrastructure Corp. (c)	100,882	102,265	—	—	15,847	218,994	1,202
Sable Offshore Corp. (b)(c)(e)	—	81,000	48,550	3,050	71,129	106,629	—
Sable Offshore Corp. (b)	31,499	34,507	10,295	(16,626)	18,378	57,463	—
Savannah Energy PLC (b)(m)	11,529	—	11,087	(24,987)	24,545	—	—
Weatherford International (n)	299,187	7,080	105,110	12,246	88,807	—	2,029
						383,086

SMALLCAP World Fund	18

Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Consumer staples 0.65%
Freshpet, Inc. (b)	$81,716	$101,383	$—	$—	$(7,051)	$176,048	$—
Universal Robina Corp.	125,633	56,825	33,011	(18,069)	82	131,460	—
Kotobuki Spirits Co., Ltd. (c)	137,538	—	4,926	(599)	(6,732)	125,281	2,363
Fever-Tree Drinks PLC	110,379	—	—	—	(15,265)	95,114	—
Humble Group AB (b)(m)	27,086	—	26,262	(8,064)	7,240	—	—
						527,903
Real estate 0.30%
Altus Group, Ltd.	119,295	45,053	31,421	(583)	(25,429)	106,915	712
Kasumigaseki Capital Co., Ltd. (c)	—	96,241	—	—	(17,585)	78,656	—
Prisma Properties AB (b)	24,417	—	—	—	235	24,652	—
K-Fast Holding AB, Class B (b)	27,736	—	—	—	(8,366)	19,370	—
Genova Property Group AB	8,720	2,153	—	—	57	10,930	113
						240,523
Communication services 0.54%
Nippon Television Holdings, Inc.	538,573	—	26,929	(3,471)	(129,013)	379,160	3,545
Trustpilot Group PLC (b)	92,738	—	19,716	(10,686)	(6,544)	55,792	—
Baltic Classifieds Group PLC (n)	107,598	—	47,868	(6,091)	(34,720)	—	119
Hemnet Group AB (c)(n)	126,097	—	63,429	(9,709)	(33,345)	—	—
Magnite, Inc. (b)(n)	134,721	78,450	81,427	(17,352)	(56,235)	—	—
Starz Entertainment Corp. (b)(m)	19,690	—	15,034	(6,047)	1,391	—	—
						434,952
Utilities 0.00%
Mytrah Energy, Ltd. (b)(d)	— (h)	—	—	—	— (h)	— (h)	—
Total common stocks						17,657,698
Preferred securities 0.25%
Information technology 0.11%
Skyryse, Inc., Series B, preferred shares (b)(d)(e)	44,566	—	—	—	(5,136)	39,430	—
Skyryse, Inc., Series C, preferred shares (b)(d)(e)	15,314	9,687	—	—	(2,095)	22,906	—
Kandou Holding SA, Series A, preferred shares (b)(d)(e)	—	21,889	—	—	1,373	23,262	—
						85,598
Industrials 0.04%
Einride AB, Series B, preferred shares (b)(d)(e)	56,413	—	—	—	(23,996)	32,417	—
Einride AB, Series A, preferred shares (b)(d)(e)	507	—	—	—	(215)	292	—
						32,709
Financials 0.05%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (b)(d)(e)	55,093	—	—	—	(15,571)	39,522	—
Health care 0.05%
Hemab Therapeutics Holdings, Inc., Series C, preferred shares (b)(d)(e)	—	60,000	30,000	—	(2)	29,998	—
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (b)(d)(e)	12,408	—	—	—	392	12,800	—
						42,798
Total preferred securities						200,627
Rights & warrants 0.00%
Information technology 0.00%
Kandou Holding SA, warrants, expire 8/18/2028 (b)(d)(e)	— (h)	—	—	—	—	— (h)	—

19	SMALLCAP World Fund

Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Convertible stocks 0.04%
Information technology 0.00%
RealSelf, Inc., Series C, convertible preferred shares (d)(e)	$2,498	$—	$—	$—	$(313)	$2,185	$—
Consumer discretionary 0.04%
Metaplanet, Inc., Class B, 5.00% perpetual cumulative preferred shares (d)(e)	—	33,836	—	—	(364)	33,472	468
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027 (m)	122,017	—	166,563	68,206	(23,660)	—	2,919
Total convertible stocks						35,657
Convertible bonds & notes 0.00%
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 5/2/2026 (d)(e)	2,000	—	—	—	112	2,112	80
Short-term securities 4.00%
Money market investments 3.94%
Capital Group Central Cash Fund 3.71% (k)	3,106,660	5,185,864	5,106,798	356	(394)	3,185,688	58,418
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 3.71% (k)(l)	54,820		5,995 (o)			48,825	— (p)
Total short-term securities						3,234,513
Total 26.12%				$704,664	$157,535	$21,130,607	$164,986
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Zipline International, Inc., Series H, preferred shares (b)(d)	12/3/2025	$120,100	$120,091	0.15%
Zipline International, Inc., Series G, preferred shares (b)(d)	6/7/2024	50,000	67,062	0.08
GPGI, Inc., Class A (a)	1/30/2026	181,596	167,854	0.21
Sable Offshore Corp. (a)(b)(c)	1/23/2026	35,500	106,629	0.13
PsiQuantum Corp., Series D, preferred shares (b)(d)	5/28/2021	35,000	53,088	0.07
PsiQuantum Corp., Series E, preferred shares (b)(d)	8/29/2025	50,000	49,993	0.06
Skyryse, Inc., Series B, preferred shares (a)(b)(d)	10/21/2021	40,700	39,430	0.05
Skyryse, Inc., Series C, preferred shares (a)(b)(d)	9/16/2025-11/21/2025	25,000	22,906	0.03
Einride AB, Series B, preferred shares (a)(b)(d)	3/23/2021-5/6/2021	18,753	32,417	0.04
Einride AB (a)(b)(d)	7/14/2025	18,275	13,056	0.02
Einride AB (EUR denominated) (a)(b)(d)	7/16/2021-2/1/2023	10,542	10,646	0.01
Einride AB, Series A, preferred shares (a)(b)(d)	10/11/2021	312	292	0.00 (q)
SiFive, Inc., Series F, preferred shares (b)(d)	3/16/2022	25,000	30,112	0.04
SiFive, Inc., Series G, preferred shares (b)(d)	3/2/2026	22,000	22,000	0.02
Tekion Corp., Series B, preferred shares (b)(d)	8/20/2025	56,846	47,812	0.06
Tekion Corp., Series A, preferred shares (b)(d)	8/20/2025	3,154	2,653	0.00 (q)
QuintoAndar, Ltd., Series E-1, preference shares (b)(d)	12/20/2021	50,000	40,875	0.05
Fluidstack, Ltd., Series A, convertible preferred shares (d)	2/27/2026	40,000	40,000	0.05
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(d)	1/28/2021	48,695	39,522	0.05
Metaplanet, Inc., Class B, 5.00% perpetual cumulative preferred shares (a)(d)	12/23/2025	33,836	33,472	0.04
PayClip, Inc., convertible notes, 4.50% Cash 12/15/2028 (d)(i)	5/29/2024-12/15/2025	27,225	33,414	0.04

SMALLCAP World Fund	20

Restricted securities (e) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(d)	8/10/2021	$50,000	$31,786	0.04%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares	8/27/2024	26,493	24,806	0.03
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares	8/21/2024	6,412	5,685	0.01
Hemab Therapeutics Holdings, Inc., Series C, preferred shares (a)(b)(d)	3/30/2026	30,000	29,998	0.04
Pine Labs, Ltd. (b)(f)	11/14/2025	50,000	27,469	0.03
Kandou Holding SA, Series A, preferred shares (a)(b)(d)	1/12/2026-2/18/2026	21,890	23,262	0.03
Kandou Holding SA, warrants, expire 8/18/2028 (a)(b)(d)	8/18/2023	— (h)	— (h)	0.00 (q)
Wayve Technologies, Ltd., Series D, preferred shares (b)(d)	2/11/2026	22,000	22,000	0.03
ANDPAD, Inc., Series D, preferred shares (b)(d)	6/30/2022	19,506	21,243	0.03
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (d)	8/27/2024	20,000	21,000	0.03
USA Rare Earth, Inc., Class A (b)	1/26/2026	30,379	18,606	0.02
Workrise Technologies, Inc., Series E, preferred shares (b)(d)	3/8/2021	40,000	15,923	0.02
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(d)	4/26/2021	15,101	12,800	0.02
ClearNote Health, Inc., convertible notes, 8.00% 5/2/2026 (a)(d)	12/1/2022	2,000	2,112	0.00 (q)
Dock, Ltd. (b)(d)	10/19/2020	26,000	14,598	0.02
StockX, Inc., Series E-1, preferred shares (b)(d)	4/15/2021	20,000	6,711	0.01
StockX, Inc. (b)(d)	4/5/2021	14,682	4,886	0.01
StockX, Inc., Series AA, preferred shares (b)(d)	4/5/2021	5,203	1,732	0.00 (q)
StockX, Inc., Series B, preferred shares (b)(d)	4/5/2021	281	93	0.00 (q)
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (d)	2/18/2022	12,179	9,380	0.01
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (d)	9/2/2025	1,320	1,556	0.00 (q)
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (d)	9/2/2025	1,000	692	0.00 (q)
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (d)	9/2/2025	1,000	692	0.00 (q)
Yotpo, Ltd., Series F, preferred shares (b)(d)	2/25/2021	18,329	2,666	0.01
Yotpo, Ltd. (b)(d)	3/16/2021	5,475	838	0.00 (q)
Yotpo, Ltd., Series B, preferred shares (b)(d)	3/16/2021	2,322	356	0.00 (q)
Yotpo, Ltd., Series C, preferred shares (b)(d)	3/16/2021	2,211	338	0.00 (q)
Yotpo, Ltd., Series A-1, preferred shares (b)(d)	3/16/2021	1,483	227	0.00 (q)
Yotpo, Ltd., Series A, preferred shares (b)(d)	3/16/2021	723	111	0.00 (q)
Yotpo, Ltd., Series C-1, preferred shares (b)(d)	3/16/2021	613	94	0.00 (q)
Yotpo, Ltd., Series D, preferred shares (b)(d)	3/16/2021	341	52	0.00 (q)
Yotpo, Ltd., Series B-1, preferred shares (b)(d)	3/16/2021	273	42	0.00 (q)
Outreach Corp., Series G, preferred shares (b)(d)	5/27/2021	45,482	3,947	0.00 (q)
RealSelf, Inc., Series C, convertible preferred shares (a)(d)	4/18/2018	19,000	2,185	0.00 (q)
Foursquare Labs, Inc., Series A (b)(d)	12/3/2013	20,000	1,261	0.00 (q)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(d)	8/22/2014	— (h)	— (h)	0.00 (q)
Total		$1,424,232	$1,282,471	1.59%

21	SMALLCAP World Fund

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Non-income producing.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Value determined using significant unobservable inputs.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $155,388,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,075,000, which represented
0.04% of the net assets of the fund.

(h)	Amount less than one thousand.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Step bond; coupon rate may change at a later date.
(k)	Rate represents the seven-day yield at 3/31/2026.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Affiliated issuer during the reporting period but no longer held at 3/31/2026.
(n)	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2026. Refer to the investment portfolio for the security value at 3/31/2026.
(o)	Represents net activity. Refer to Note 5 for more information on securities lending.
(p)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(q)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

SMALLCAP World Fund	22

Financial statements
Statement of assets and liabilities at March 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,298,579 of investment securities on loan):
Unaffiliated issuers (cost: $44,910,258)	$60,546,645
Affiliated issuers (cost: $13,410,261)	21,130,607	$81,677,252
Cash		5,561
Cash denominated in currencies other than U.S. dollars (cost: $14,690)		14,690
Receivables for:
Sales of investments	192,385
Sales of fund’s shares	68,426
Dividends and interest	151,710
Securities lending income	2,107
Other	1,931	416,559
		82,114,062
Liabilities:
Collateral for securities on loan		607,306
Payables for:
Purchases of investments	194,387
Repurchases of fund’s shares	193,121
Investment advisory services	42,049
Services provided by related parties	13,064
Directors’ deferred compensation	6,854
Non-U.S. taxes	154,832
Other	1,393	605,700
Net assets at March 31, 2026		$80,901,056
Net assets consist of:
Capital paid in on shares of capital stock		$55,560,875
Total distributable earnings (accumulated loss)		25,340,181
Net assets at March 31, 2026		$80,901,056
Refer to the notes to financial statements.

23	SMALLCAP World Fund

Financial statements (continued)
Statement of assets and liabilities at March 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,094,686 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$27,244,795	375,696	$72.52
Class C	259,242	4,467	58.03
Class T	15	— *	73.58
Class F-1	386,815	5,428	71.27
Class F-2	10,483,149	140,150	74.80
Class F-3	7,058,517	95,031	74.28
Class 529-A	1,574,947	22,106	71.25
Class 529-C	26,367	444	59.38
Class 529-E	45,600	673	67.73
Class 529-T	21	— *	73.38
Class 529-F-1	13	— *	73.22
Class 529-F-2	310,194	4,259	72.83
Class 529-F-3	58	1	72.92
Class R-1	38,971	645	60.41
Class R-2	400,112	6,596	60.66
Class R-2E	33,962	487	69.75
Class R-3	649,738	9,651	67.32
Class R-4	533,018	7,418	71.85
Class R-5E	214,779	2,928	73.37
Class R-5	231,868	3,033	76.46
Class R-6	31,408,875	415,673	75.56
*
Amount less than one thousand.
Refer to the notes to financial statements.

SMALLCAP World Fund	24

Financial statements (continued)
Statement of operations for the six months ended March 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $21,275; also includes $164,906 from affiliates)	$427,609
Securities lending income (net of fees)	12,843
Interest (includes $80 from affiliates)	2,578	$443,030
Fees and expenses*:
Investment advisory services	250,061
Distribution services	44,141
Transfer agent services	26,478
Administrative services	12,465
529 plan services	518
Reports to shareholders	1,989
Registration statement and prospectus	2,374
Directors’ compensation	743
Auditing and legal	401
Custodian	3,583
State and local taxes	1
Other	634	343,388
Net investment income		99,642
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $54,405):
Unaffiliated issuers	3,304,078
Affiliated issuers	704,664
Currency transactions	4,261	4,013,003
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $144,318):
Unaffiliated issuers	(3,114,958)
Affiliated issuers	157,535
Currency translations	(916)	(2,958,339)
Net realized gain (loss) and unrealized appreciation (depreciation)		1,054,664
Net increase (decrease) in net assets resulting from operations		$1,154,306
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

25	SMALLCAP World Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2026*	2025

Operations:
Net investment income	$99,642	$387,770
Net realized gain (loss)	4,013,003	3,386,827
Net unrealized appreciation (depreciation)	(2,958,339)	1,355,462
Net increase (decrease) in net assets resulting from operations	1,154,306	5,130,059
Distributions paid to shareholders	(3,888,375)	(598,203)
Net capital share transactions	2,295,541	(269,313)
Total increase (decrease) in net assets	(438,528)	4,262,543
Net assets:
Beginning of period	81,339,584	77,077,041
End of period	$80,901,056	$81,339,584
*
Unaudited.
Refer to the notes to financial statements.

SMALLCAP World Fund	26

Notes to financial statementsunaudited
1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

27	SMALLCAP World Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

SMALLCAP World Fund	28

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):

29	SMALLCAP World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$13,620,554	$9,125,308	$23,702	$22,769,564
Financials	5,577,927	5,905,341	—	11,483,268
Information technology	6,797,538	4,598,586	22,990	11,419,114
Consumer discretionary	6,959,127	3,203,196	4,886	10,167,209
Health care	5,544,148	2,406,391	28,010	7,978,549
Materials	2,889,072	2,200,337	—	5,089,409
Energy	2,095,874	254,681	—	2,350,555
Consumer staples	1,220,180	901,895	—	2,122,075
Real estate	699,416	832,995	—	1,532,411
Communication services	290,695	1,059,622	—	1,350,317
Utilities	476,602	136,782	— *	613,384
Preferred securities	44,985	4,882	741,634	791,501
Rights & warrants	—	—	— *	— *
Convertible stocks	—	30,491	108,977	139,468
Convertible bonds & notes	—	11,885	58,337	70,222
Bonds, notes & other debt instruments	—	7,212	—	7,212
Short-term securities	3,792,994	—	—	3,792,994
Total	$50,009,112	$30,679,604	$988,536	$81,677,252
*
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended
March 31, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Rights & warrants	Convertible stocks	Convertible bonds & notes	Bonds, notes & other debt instruments	Total
Beginning value at 10/1/2025	$146,445	$633,372	$— [3]	$69,897	$49,940	$5,000	$904,654
Transfers into level 3[1]	—	—	—	—	—	—	—
Purchases	—	64,561	—	40,000	22,416	—	126,977
Sales	(1,661)	(7,527)	—	— [3]	—	—	(9,188)
Net realized gain (loss)[2]	(1,595)	(7,205)	—	(37,440)	—	—	(46,240)
Unrealized appreciation (deprecia- tion)[2]	(52,072)	58,433	—	73,396	307	(5,000)	75,064
Transfers out of level 3[1]	(11,529)	—	—	(36,876)	(14,326)	—	(62,731)
Ending value at 3/31/2026	$79,588	$741,634	$— [3]	$108,977	$58,337	$—	$988,536
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 3/31/2026	$3,353	$115,362	$—	$37,571	$2,591	$—	$158,877
1
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
2
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
3
Amount less than one thousand.

SMALLCAP World Fund	30

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following page provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$79,588	Market comparables	EV/Sales multiple	2.0x - 3.8x	2.9x	Increase
			Discount to EV/Sales multiple	10%	10%	Decrease
			EV/EBITDA multiple	6.7x	6.7x	Increase
			Net adjustment (increase) based on movement of market comparables	13%	13%	Increase
			Net adjustment (decrease) based on movement of market comparables	27% - 67%	57%	Decrease
			DLOM	15% - 22%	17%	Decrease
			Risk discount	10% - 30%	29%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	$741,634	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
		Market comparables	EV/Sales multiple	2.2x - 47.9x	30.0x	Increase
			EV/Gross Profit multiple	9.0x - 14.0x	10.4x	Increase
			Net adjustment (decrease) based on movement of market comparables	18%	18%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	40%	40%	Decrease
			DLOM	12% - 22%	15%	Decrease
			Risk discount	10% - 20%	11%	Decrease
Rights & warrants	$— [3]	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$108,977	Market comparables	EV/Sales multiple	1.5x - 3.8x	3.4x	Increase
			DLOM	14%	14%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10%	10%	Decrease
Convertible bonds & notes	$58,337	Expected proceeds	Expected proceeds	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Accreted value method	Redemption price	Not applicable	Not applicable	Not applicable
			Yield	15%	15%	Decrease
	$988,536
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, tax, depreciation, and amortization
EV = Enterprise value

31	SMALLCAP World Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

SMALLCAP World Fund	32

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

33	SMALLCAP World Fund

As of March 31, 2026, the total value of securities on loan was $2,298,579,000, and the total value of collateral received was $2,427,507,000. Collateral received includes cash of $607,306,000 and U.S. government securities of $1,820,201,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2026, the fund recognized $8,635,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $718,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$697,452
Undistributed long-term capital gains	3,189,434
Capital loss carryforward utilized	910,931
Post-October capital loss deferral*	(718,968)
*
This deferral is considered incurred in the subsequent year.
As of March 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$26,454,187
Gross unrealized depreciation on investments	(4,224,030)
Net unrealized appreciation (depreciation) on investments	22,230,157
Cost of investments	59,447,095

SMALLCAP World Fund	34

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended March 31, 2026			Year ended September 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$188,049	$1,105,914	$1,293,963	$169,460	$—	$169,460
Class C	365	13,510	13,875	115	—	115
Class T	— †	1	1	— †	—	— †
Class F-1	2,567	16,308	18,875	2,433	—	2,433
Class F-2	92,918	396,448	489,366	86,995	—	86,995
Class F-3	72,208	276,463	348,671	63,437	—	63,437
Class 529-A	10,684	64,574	75,258	9,601	—	9,601
Class 529-C	22	1,303	1,325	—	—	—
Class 529-E	237	2,004	2,241	214	—	214
Class 529-T	— †	1	1	— †	—	— †
Class 529-F-1	— †	— †	— †	— †	—	— †
Class 529-F-2	2,873	12,216	15,089	2,450	—	2,450
Class 529-F-3	1	2	3	1	—	1
Class R-1	78	1,890	1,968	43	—	43
Class R-2	677	19,845	20,522	253	—	253
Class R-2E	113	1,467	1,580	84	—	84
Class R-3	3,250	28,448	31,698	2,733	—	2,733
Class R-4	3,787	21,815	25,602	3,768	—	3,768
Class R-5E	1,929	8,580	10,509	1,703	—	1,703
Class R-5	2,250	9,202	11,452	2,487	—	2,487
Class R-6	316,165	1,210,211	1,526,376	252,426	—	252,426
Total	$698,173	$3,190,202	$3,888,375	$598,203	$—	$598,203
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.583% on such assets in excess of $89 billion. For the six months ended March 31, 2026, the investment advisory services fees were $250,061,000, which were equivalent to an annualized rate of 0.602% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

35	SMALLCAP World Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2026, the 529 plan services fees were $518,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

SMALLCAP World Fund	36

For the six months ended March 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$35,772	$17,072	$4,242	Not applicable
Class C	1,388	168	42	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	499	368	61	Not applicable
Class F-2	Not applicable	5,860	1,574	Not applicable
Class F-3	Not applicable	26	1,087	Not applicable
Class 529-A	1,948	932	244	$418
Class 529-C	139	16	4	7
Class 529-E	121	13	7	12
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	91	47	81
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	202	19	6	Not applicable
Class R-2	1,582	739	63	Not applicable
Class R-2E	106	36	5	Not applicable
Class R-3	1,692	510	102	Not applicable
Class R-4	692	279	83	Not applicable
Class R-5E	Not applicable	170	34	Not applicable
Class R-5	Not applicable	68	38	Not applicable
Class R-6	Not applicable	111	4,826	Not applicable

Total class-specific expenses	$44,141	$26,478	$12,465	$518
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $743,000 in the fund’s statement of operations reflects $116,000 in current fees (either paid in cash or deferred) and a net increase of $627,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $118,831,000 and $170,156,000, respectively, which generated $89,641,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2026.

37	SMALLCAP World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2026
Class A	$766,798	10,123	$1,274,877	17,371	$(1,944,159)	(25,768)	$97,516	1,726
Class C	16,631	274	13,824	235	(46,267)	(759)	(15,812)	(250)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,564	169	18,633	258	(37,021)	(499)	(5,824)	(72)
Class F-2	1,366,872	17,539	474,908	6,279	(993,584)	(12,790)	848,196	11,028
Class F-3	618,117	7,990	345,951	4,607	(730,994)	(9,448)	233,074	3,149
Class 529-A	68,124	916	75,226	1,043	(120,649)	(1,623)	22,701	336
Class 529-C	3,587	58	1,326	22	(5,520)	(89)	(607)	(9)
Class 529-E	1,391	20	2,235	32	(5,765)	(82)	(2,139)	(30)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	28,320	374	15,085	205	(28,162)	(371)	15,243	208
Class 529-F-3	—	—	3	— †	—	—	3	— †
Class R-1	2,080	33	1,953	32	(3,553)	(57)	480	8
Class R-2	28,398	448	20,477	333	(62,289)	(982)	(13,414)	(201)
Class R-2E	3,647	50	1,580	22	(5,835)	(80)	(608)	(8)
Class R-3	46,231	658	31,678	465	(84,270)	(1,205)	(6,361)	(82)
Class R-4	35,802	478	25,600	352	(67,866)	(906)	(6,464)	(76)
Class R-5E	24,459	320	10,503	142	(29,867)	(394)	5,095	68
Class R-5	10,457	131	11,430	148	(52,816)	(664)	(30,929)	(385)
Class R-6	1,890,883	24,170	1,517,755	19,869	(2,253,249)	(28,625)	1,155,389	15,414
Total net increase (decrease)	$4,924,361	63,751	$3,843,046	51,415	$(6,471,866)	(84,342)	$2,295,541	30,824
Refer to the end of the table(s) for footnote(s).

SMALLCAP World Fund	38

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2025
Class A	$1,403,871	20,362	$166,945	2,455	$(3,667,103)	(53,228)	$(2,096,287)	(30,411)
Class C	33,241	596	114	2	(100,859)	(1,817)	(67,504)	(1,219)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,727	275	2,404	36	(85,424)	(1,262)	(64,293)	(951)
Class F-2	2,531,332	35,574	84,466	1,207	(3,349,821)	(48,232)	(734,023)	(11,451)
Class F-3	1,411,440	20,001	62,899	906	(1,317,877)	(18,748)	156,462	2,159
Class 529-A	131,385	1,932	9,598	144	(270,267)	(3,952)	(129,284)	(1,876)
Class 529-C	6,599	116	—	—	(13,260)	(232)	(6,661)	(116)
Class 529-E	3,867	60	213	3	(10,622)	(163)	(6,542)	(100)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	54,604	788	2,449	36	(46,901)	(673)	10,152	151
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,384	75	43	1	(6,504)	(112)	(2,077)	(36)
Class R-2	60,820	1,050	253	4	(116,250)	(1,999)	(55,177)	(945)
Class R-2E	6,669	102	84	1	(9,408)	(142)	(2,655)	(39)
Class R-3	102,748	1,608	2,729	43	(147,425)	(2,301)	(41,948)	(650)
Class R-4	71,551	1,047	3,767	56	(163,886)	(2,393)	(88,568)	(1,290)
Class R-5E	42,505	611	1,703	25	(44,780)	(642)	(572)	(6)
Class R-5	31,039	429	2,482	35	(73,521)	(1,011)	(40,000)	(547)
Class R-6	4,989,938	70,003	250,837	3,553	(2,341,112)	(32,831)	2,899,663	40,725
Total net increase (decrease)	$10,904,720	154,629	$590,987	8,507	$(11,765,020)	(169,738)	$(269,313)	(6,602)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $19,173,504,000 and $20,637,777,000, respectively, during the six months ended March 31, 2026.

39	SMALLCAP World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2026[5,6]	$75.06	$.01	$.97	$.98	$(.51 )	$(3.01)	$(3.52)	$72.52	1.27%[7]	$27,245	1.03%[8]	1.03%[8]	.03%[8]
9/30/2025	70.82	.22	4.45	4.67	(.43 )	—	(.43 )	75.06	6.62	28,070	1.03	1.03	.31
9/30/2024	58.93	.23	12.08	12.31	(.42 )	—	(.42 )	70.82	21.01	28,639	1.04	1.04	.35
9/30/2023	51.99	.25	6.69	6.94	—	—	—	58.93	13.31	25,283	1.05	1.05	.42
9/30/2022	88.19	(.04 )	(28.76)	(28.80)	—	(7.40)	(7.40)	51.99	(35.39)	23,553	1.01	1.01	(.05 )
9/30/2021	66.23	(.37 )	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095	1.02	1.02	(.44 )
Class C:
3/31/2026[5,6]	60.55	(.22 )	.79	.57	(.08 )	(3.01)	(3.09)	58.03	.88 [7]	259	1.77 [8]	1.77 [8]	(.72 )[8]
9/30/2025	57.23	(.25 )	3.59	3.34	(.02 )	—	(.02 )	60.55	5.84	286	1.78	1.78	(.45 )
9/30/2024	47.70	(.21 )	9.79	9.58	(.05 )	—	(.05 )	57.23	20.11	340	1.78	1.78	(.40 )
9/30/2023	42.40	(.16 )	5.46	5.30	—	—	—	47.70	12.48	349	1.79	1.79	(.34 )
9/30/2022	73.86	(.46 )	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378	1.75	1.75	(.81 )
9/30/2021	56.04	(.82 )	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713	1.75	1.75	(1.18)
Class T:
3/31/2026[5,6]	76.20	.11	.98	1.09	(.70 )	(3.01)	(3.71)	73.58	1.40 [7,9]	— [10]	.77 [8,9]	.77 [8,9]	.29 [8,9]
9/30/2025	71.92	.41	4.50	4.91	(.63 )	—	(.63 )	76.20	6.91 [9]	— [10]	.76 [9]	.76 [9]	.58 [9]
9/30/2024	59.82	.43	12.27	12.70	(.60 )	—	(.60 )	71.92	21.35 [9]	— [10]	.75 [9]	.75 [9]	.64 [9]
9/30/2023	52.73	.42	6.79	7.21	(.12 )	—	(.12 )	59.82	13.63 [9]	— [10]	.77 [9]	.77 [9]	.70 [9]
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[9]	— [10]	.76 [9]	.76 [9]	.19 [9]
9/30/2021	66.78	(.18 )	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [9]	— [10]	.79 [9]	.79 [9]	(.21 )[9]
Class F-1:
3/31/2026[5,6]	73.81	(.01 )	.95	.94	(.47 )	(3.01)	(3.48)	71.27	1.24 [7]	387	1.08 [8]	1.08 [8]	(.02 )[8]
9/30/2025	69.65	.17	4.38	4.55	(.39 )	—	(.39 )	73.81	6.58	406	1.08	1.08	.25
9/30/2024	57.95	.19	11.90	12.09	(.39 )	—	(.39 )	69.65	20.96	449	1.08	1.08	.30
9/30/2023	51.14	.22	6.59	6.81	—	—	—	57.95	13.25	446	1.08	1.08	.38
9/30/2022	86.92	(.07 )	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454	1.05	1.05	(.10 )
9/30/2021	65.31	(.39 )	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791	1.05	1.05	(.48 )
Class F-2:
3/31/2026[5,6]	77.40	.12	1.00	1.12	(.71 )	(3.01)	(3.72)	74.80	1.40 [7]	10,483	.77 [8]	.77 [8]	.30 [8]
9/30/2025	73.03	.40	4.59	4.99	(.62 )	—	(.62 )	77.40	6.92	9,994.77		.77	.56
9/30/2024	60.74	.42	12.47	12.89	(.60 )	—	(.60 )	73.03	21.32	10,266.77		.77	.62
9/30/2023	53.55	.43	6.88	7.31	(.12 )	—	(.12 )	60.74	13.64	8,514.77		.77	.70
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311.76		.76	.20
9/30/2021	67.69	(.15 )	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659.76		.76	(.18 )
Class F-3:
3/31/2026[5,6]	76.92	.16	1.00	1.16	(.79 )	(3.01)	(3.80)	74.28	1.46 [7]	7,058	.66 [8]	.66 [8]	.41 [8]
9/30/2025	72.58	.50	4.54	5.04	(.70 )	—	(.70 )	76.92	7.04	7,068.65		.65	.70
9/30/2024	60.36	.50	12.38	12.88	(.66 )	—	(.66 )	72.58	21.46	6,512.66		.66	.74
9/30/2023	53.22	.50	6.83	7.33	(.19 )	—	(.19 )	60.36	13.75	5,018.66		.66	.82
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904.65		.65	.32
9/30/2021	67.18	(.07 )	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382.66		.66	(.08 )
Class 529-A:
3/31/2026[5,6]	73.80	— [11]	.96	.96	(.50 )	(3.01)	(3.51)	71.25	1.25 [7]	1,575	1.06 [8]	1.06 [8]	— [8,12]
9/30/2025	69.64	.20	4.37	4.57	(.41 )	—	(.41 )	73.80	6.63	1,607	1.05	1.05	.29
9/30/2024	57.95	.20	11.90	12.10	(.41 )	—	(.41 )	69.64	20.95	1,647	1.07	1.07	.32
9/30/2023	51.14	.23	6.58	6.81	—	—	—	57.95	13.27	1,473	1.08	1.08	.39
9/30/2022	86.91	(.05 )	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378	1.04	1.04	(.08 )
9/30/2021	65.29	(.38 )	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227	1.04	1.04	(.47 )
Refer to the end of the table(s) for footnote(s).

SMALLCAP World Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2026[5,6]	$61.87	$(.24 )	$.81	$.57	$(.05 )	$(3.01)	$(3.06)	$59.38	.86%[7]	$26	1.82%[8]	1.82%[8]	(.76 )%[8]
9/30/2025	58.47	(.28 )	3.68	3.40	—	—	—	61.87	5.80	28	1.81	1.81	(.48 )
9/30/2024	48.72	(.23 )	9.98	9.75	—	—	—	58.47	20.08	33	1.81	1.81	(.44 )
9/30/2023	43.33	(.20 )	5.59	5.39	—	—	—	48.72	12.39	37	1.86	1.86	(.40 )
9/30/2022	75.34	(.51 )	(24.10)	(24.61)	—	(7.40)	(7.40)	43.33	(35.90)	44	1.81	1.81	(.87 )
9/30/2021	57.17	(.86 )	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89	1.79	1.79	(1.22)
Class 529-E:
3/31/2026[5,6]	70.26	(.07 )	.91	.84	(.36 )	(3.01)	(3.37)	67.73	1.13 [7]	46	1.26 [8]	1.26 [8]	(.20 )[8]
9/30/2025	66.32	.05	4.17	4.22	(.28 )	—	(.28 )	70.26	6.40	49	1.26	1.26	.08
9/30/2024	55.22	.08	11.32	11.40	(.30 )	—	(.30 )	66.32	20.73	53	1.26	1.26	.12
9/30/2023	48.83	.11	6.28	6.39	—	—	—	55.22	13.04	50	1.27	1.27	.19
9/30/2022	83.48	(.19 )	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)	48	1.25	1.25	(.29 )
9/30/2021	62.89	(.53 )	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81	1.26	1.26	(.68 )
Class 529-T:
3/31/2026[5,6]	75.98	.09	.98	1.07	(.66 )	(3.01)	(3.67)	73.38	1.37 [7,9]	— [10]	.82 [8,9]	.82 [8,9]	.24 [8,9]
9/30/2025	71.69	.36	4.50	4.86	(.57 )	—	(.57 )	75.98	6.85 [9]	— [10]	.83 [9]	.83 [9]	.51 [9]
9/30/2024	59.65	.37	12.24	12.61	(.57 )	—	(.57 )	71.69	21.26 [9]	— [10]	.83 [9]	.83 [9]	.57 [9]
9/30/2023	52.59	.39	6.76	7.15	(.09 )	—	(.09 )	59.65	13.55 [9]	— [10]	.83 [9]	.83 [9]	.64 [9]
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[9]	— [10]	.81 [9]	.81 [9]	.15 [9]
9/30/2021	66.67	(.22 )	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [9]	— [10]	.84 [9]	.84 [9]	(.26 )[9]
Class 529-F-1:
3/31/2026[5,6]	75.81	.07	.97	1.04	(.62 )	(3.01)	(3.63)	73.22	1.34 [7,9]	— [10]	.89 [8,9]	.89 [8,9]	.17 [8,9]
9/30/2025	71.53	.31	4.49	4.80	(.52 )	—	(.52 )	75.81	6.76 [9]	— [10]	.90 [9]	.90 [9]	.45 [9]
9/30/2024	59.51	.32	12.21	12.53	(.51 )	—	(.51 )	71.53	21.17 [9]	— [10]	.90 [9]	.90 [9]	.49 [9]
9/30/2023	52.48	.34	6.74	7.08	(.05 )	—	(.05 )	59.51	13.48 [9]	— [10]	.90 [9]	.90 [9]	.56 [9]
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[9]	— [10]	.87 [9]	.87 [9]	.09 [9]
9/30/2021	66.57	(.29 )	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [9]	— [10]	.80 [9]	.80 [9]	(.42 )[9]
Class 529-F-2:
3/31/2026[5,6]	75.46	.11	.98	1.09	(.71 )	(3.01)	(3.72)	72.83	1.41 [7]	310	.76 [8]	.76 [8]	.30 [8]
9/30/2025	71.21	.41	4.46	4.87	(.62 )	—	(.62 )	75.46	6.91	306.76		.76	.59
9/30/2024	59.25	.41	12.16	12.57	(.61 )	—	(.61 )	71.21	21.32	278.77		.77	.63
9/30/2023	52.24	.43	6.71	7.14	(.13 )	—	(.13 )	59.25	13.65	223.75		.75	.72
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)	190.76		.76	.21
9/30/2021[5,13]	65.50	(.16 )	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [7]	274	.80 [8]	.80 [8]	(.21 )[8]
Class 529-F-3:
3/31/2026[5,6]	75.57	.14	.97	1.11	(.75 )	(3.01)	(3.76)	72.92	1.42 [7]	— [10]	.71 [8]	.71 [8]	.36 [8]
9/30/2025	71.32	.45	4.47	4.92	(.67 )	—	(.67 )	75.57	6.98	— [10]	.70	.70	.64
9/30/2024	59.33	.59	12.02	12.61	(.62 )	—	(.62 )	71.32	21.40	— [10]	.71	.71	.89
9/30/2023	52.32	.44	6.72	7.16	(.15 )	—	(.15 )	59.33	13.66	— [10]	.73	.73	.74
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)	— [10]	.71	.71	.25
9/30/2021[5,13]	65.50	(.09 )	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [7]	— [10]	.76 [8]	.71 [8]	(.12 )[8]
Class R-1:
3/31/2026[5,6]	62.94	(.22 )	.82	.60	(.12 )	(3.01)	(3.13)	60.41	.90 [7]	39	1.75 [8]	1.75 [8]	(.69 )[8]
9/30/2025	59.51	(.24 )	3.74	3.50	(.07 )	—	(.07 )	62.94	5.88	40	1.75	1.75	(.40 )
9/30/2024	49.73	(.19 )	10.17	9.98	(.20 )	—	(.20 )	59.51	20.15	40	1.75	1.75	(.35 )
9/30/2023	44.18	(.14 )	5.69	5.55	—	—	—	49.73	12.52	26	1.75	1.75	(.28 )
9/30/2022	76.62	(.45 )	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)	24	1.74	1.74	(.77 )
9/30/2021	58.09	(.85 )	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36	1.75	1.75	(1.18)
Refer to the end of the table(s) for footnote(s).

41	SMALLCAP World Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2026[5,6]	$63.17	$(.22 )	$.82	$.60	$(.10 )	$(3.01)	$(3.11)	$60.66	.91%[7]	$400	1.76%[8]	1.76%[8]	(.69 )%[8]
9/30/2025	59.69	(.24 )	3.76	3.52	(.04 )	—	(.04 )	63.17	5.86	429	1.75	1.75	(.41 )
9/30/2024	49.78	(.20 )	10.19	9.99	(.08 )	—	(.08 )	59.69	20.15	462	1.75	1.75	(.36 )
9/30/2023	44.23	(.15 )	5.70	5.55	—	—	—	49.78	12.50	428	1.76	1.76	(.29 )
9/30/2022	76.71	(.48 )	(24.60)	(25.08)	—	(7.40)	(7.40)	44.23	(35.87)	412	1.76	1.76	(.81 )
9/30/2021	58.16	(.85 )	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75	1.75	(1.17)
Class R-2E:
3/31/2026[5,6]	72.21	(.14 )	.92	.78	(.23 )	(3.01)	(3.24)	69.75	1.04 [7]	34	1.46 [8]	1.46 [8]	(.40 )[8]
9/30/2025	68.16	(.08 )	4.29	4.21	(.16 )	—	(.16 )	72.21	6.18	36	1.45	1.45	(.11 )
9/30/2024	56.77	(.04 )	11.63	11.59	(.20 )	—	(.20 )	68.16	20.49	36	1.46	1.46	(.06 )
9/30/2023	50.29	.01	6.47	6.48	—	—	—	56.77	12.85	31	1.46	1.46	.01
9/30/2022	85.92	(.34 )	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46	1.46	(.51 )
9/30/2021	64.83	(.71 )	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46	1.46	(.88 )
Class R-3:
3/31/2026[5,6]	69.86	(.08 )	.89	.81	(.34 )	(3.01)	(3.35)	67.32	1.12 [7]	650	1.31 [8]	1.31 [8]	(.24 )[8]
9/30/2025	65.96	.03	4.14	4.17	(.27 )	—	(.27 )	69.86	6.35	680	1.30	1.30	.04
9/30/2024	54.93	.05	11.27	11.32	(.29 )	—	(.29 )	65.96	20.67	685	1.30	1.30	.09
9/30/2023	48.59	.09	6.25	6.34	—	—	—	54.93	13.03	611	1.31	1.31	.16
9/30/2022	83.16	(.23 )	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31	1.31	(.35 )
9/30/2021	62.68	(.57 )	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31	1.31	(.73 )
Class R-4:
3/31/2026[5,6]	74.41	.02	.95	.97	(.52 )	(3.01)	(3.53)	71.85	1.29 [7]	533	1.01 [8]	1.01 [8]	.06 [8]
9/30/2025	70.21	.23	4.42	4.65	(.45 )	—	(.45 )	74.41	6.67	558	1.00	1.00	.33
9/30/2024	58.42	.25	11.98	12.23	(.44 )	—	(.44 )	70.21	21.04	617	1.00	1.00	.38
9/30/2023	51.52	.27	6.63	6.90	—	—	—	58.42	13.35	585	1.01	1.01	.45
9/30/2022	87.46	(.04 )	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01	1.01	(.05 )
9/30/2021	65.68	(.35 )	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01	1.01	(.43 )
Class R-5E:
3/31/2026[5,6]	75.97	.10	.99	1.09	(.68 )	(3.01)	(3.69)	73.37	1.38 [7]	215	.81 [8]	.81 [8]	.26 [8]
9/30/2025	71.69	.38	4.49	4.87	(.59 )	—	(.59 )	75.97	6.89	217.80		.80	.54
9/30/2024	59.64	.39	12.23	12.62	(.57 )	—	(.57 )	71.69	21.29	205.81		.81	.59
9/30/2023	52.58	.40	6.76	7.16	(.10 )	—	(.10 )	59.64	13.56	166.81		.81	.66
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138.81		.81	.17
9/30/2021	66.64	(.19 )	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188.80		.80	(.22 )
Class R-5:
3/31/2026[5,6]	79.04	.14	1.03	1.17	(.74 )	(3.01)	(3.75)	76.46	1.43 [7]	232	.71 [8]	.71 [8]	.34 [8]
9/30/2025	74.56	.46	4.67	5.13	(.65 )	—	(.65 )	79.04	6.98	270.70		.70	.64
9/30/2024	61.99	.46	12.74	13.20	(.63 )	—	(.63 )	74.56	21.41	296.71		.71	.68
9/30/2023	54.65	.47	7.02	7.49	(.15 )	—	(.15 )	61.99	13.68	288.71		.71	.75
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288.70		.70	.25
9/30/2021	68.86	(.11 )	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510.71		.71	(.13 )
Class R-6:
3/31/2026[5,6]	78.19	.16	1.01	1.17	(.79 )	(3.01)	(3.80)	75.56	1.45 [7]	31,409	.66 [8]	.66 [8]	.41 [8]
9/30/2025	73.76	.51	4.61	5.12	(.69 )	—	(.69 )	78.19	7.04	31,296.65		.65	.71
9/30/2024	61.34	.50	12.58	13.08	(.66 )	—	(.66 )	73.76	21.46	26,519.66		.66	.74
9/30/2023	54.08	.50	6.95	7.45	(.19 )	—	(.19 )	61.34	13.76	20,160.66		.66	.82
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261.65		.65	.33
9/30/2021	68.15	(.06 )	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437.66		.66	(.07 )
Refer to the end of the table(s) for footnote(s).

SMALLCAP World Fund	42

Financial highlights (continued)

	Six months ended March 31, 2026[5,6,7,15]	Year ended September 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[14]	24%	41%	32%	29%	32%	30%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Amount less than $0.01.
[12]	Amount less than 0.01%.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

43	SMALLCAP World Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,080,656,455
Total shares voting on November 25, 2025:
956,300,724 (88.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	866,422,722	90.6%	89,878,002	9.4%
Charles E. Andrews	941,863,878	98.5%	14,436,846	1.5%
Joseph J. Bonner	942,039,005	98.5%	14,261,719	1.5%
Michael C. Camuñez	941,621,011	98.5%	14,679,713	1.5%
Vanessa C. L. Chang	941,412,405	98.4%	14,888,319	1.6%
Cecilia V. Estolano	941,844,122	98.5%	14,456,602	1.5%
Bradford F. Freer	942,014,241	98.5%	14,286,483	1.5%
Yvonne L. Greenstreet	942,432,609	98.5%	13,868,115	1.5%
Martin E. Koehler	942,006,173	98.5%	14,294,551	1.5%
Sharon I. Meers	942,425,870	98.5%	13,874,854	1.5%
Pascal Millaire	941,838,458	98.5%	14,462,266	1.5%
William I. Miller	942,047,379	98.5%	14,253,345	1.5%
Anne-Marie Peterson	942,413,488	98.5%	13,887,236	1.5%
Josette Sheeran	941,642,487	98.5%	14,658,237	1.5%
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

SMALLCAP World Fund	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP World Fund, Inc.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 29, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 29, 2026